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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

[Evergreen Municipal Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for eight of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond fund, for the year ended August 31, 2005. These eight series have an August 31 fiscal year end.

Date of reporting period: August 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Alabama Municipal Bond Fund

Evergreen

ALABAMA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENTS OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Alabama Municipal Bond Fund, which covers the four-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

4-month return with sales charge	-3.65%	-4.12%	-0.12%	N/A

4-month return w/o sales charge	1.12%	0.88%	0.88%	1.22%

Average annual return*

1-year with sales charge	-2.65%	-3.07%	0.86%	N/A

1-year w/o sales charge	2.17%	1.85%	1.85%	2.31%

5-year	4.10%	4.72%	5.05%	5.15%

10-year	4.12%	4.59%	4.59%	4.64%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on its predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class I, without which returns for Class I would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.12% for the four-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 5.72% ..

The fund seeks current income exempt from federal income tax and Alabama state income taxes, consistent with preservation of capital. Results from investing in municipal bonds were highly influenced by the continuing narrowing of the difference between the yields of short-term and long-term securities. This flattening of the yield curve was a result of the yields of longer-maturity bonds generally falling while the yields of short-maturity securities rose. The shorter-maturity securities, those with maturities of five years or less, were more directly influenced by the actions of the U.S. Federal Reserve Board (Fed), and as it continued to raise rates in an effort to control inflationary pressures, longer-term rates actually declined. The Fed acted in the face of persistent strong growth in the overall economy, which raised the prospect of increasing inflationary pressures. These concerns about inflation were exacerbated by the rapidly rising cost of oil, especially during the summer months.

The strength of the economy led to strong performance by lower-rated, higher-yielding municipal securities, which investors sought out for their income advantages. As a consequence of the strong demand, the yield spreads between higher-rated and lower-rated securities grew tighter and lower-rated bonds outperformed. The credit rating of Alabama’s general obligation bonds remained unchanged at AA, although the improving economy helped to increase tax revenues for the state. The fund had no exposure to any bonds whose performance could be directly affected by Hurricane Katrina, which hit the Gulf Coast states as the fund approached the end of the fiscal year.

The fund’s fiscal year end changed from April 30 to August 31. Over the four months since the end of the last fiscal year, on April 30, 2005, we increased our weighting in longer-maturity bonds, principally intermediate-term bonds. We also de-emphasized shorter-maturity securities as we sought both greater price stability and more income. In addition, we sought to take advantage of the more attractive relative values compared with similar-maturity taxable bonds. When opportunities presented themselves, we did invest in some lower-rated bonds and we remained fully invested. We retained our emphasis on higher-quality bonds. At the end of the fiscal year, on August 31, 2005, average credit quality was AA. The average maturity of portfolio holdings was 10.7 years and average duration was 4.9 years.

The fund trailed the benchmark LBMBI for the four months, primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate-term securities, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. As the yield curve flattened during the fiscal year, longer maturity securities outperformed intermediates.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for Class A, Class B and Class C is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 18, 2005 (commencement of class operations) to August 31, 2005. The actual expense Example for Class I is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	8/31/2005	Period

Actual
Class A	$ 1,000.00	$ 1,017.50	$4.08*
Class B	$ 1,000.00	$ 1,014.31	$7.37*
Class C	$ 1,000.00	$ 1,014.31	$7.42*
Class I	$ 1,000.00	$ 1,017.90	$3.20**
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$4.53**
Class B	$ 1,000.00	$ 1,017.09	$8.19**
Class C	$ 1,000.00	$ 1,017.04	$8.24**
Class I	$ 1,000.00	$ 1,022.03	$3.21**

* For Class A, Class B and Class C shares of the fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.61% for Class B, 1.62% for Class C), multiplied by the average account value over the period since each class’ commencement of operations (March 18, 2005), multiplied by 166 / 365 days.

**For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.61% for Class B, 1.62% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS A	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.12	0.06
Net realized and unrealized gains or losses on investments	0	0.01

Total from investment operations	0.12	0.07

Distributions to shareholders from
Net investment income	(0.12)	(0.06)

Net asset value, end of period	$10.52	$10.52

Total return[3]	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 984	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%[4]	0.84%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.23%[4]	0.93%[4]
Net investment income (loss)	3.26%[4]	3.02%[4]
Portfolio turnover rate	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS B	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	0	0.03

Total from investment operations	0.09	0.06

Distributions to shareholders from
Net investment income	(0.09)	(0.05)

Net asset value, end of period	$10.52	$10.52

Total return[4]	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 17	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[5]	1.49%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.91%[5]	1.54%[5]
Net investment income (loss)	2.48%[5]	2.61%[5]
Portfolio turnover rate	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS C	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.09	0.05
Net realized and unrealized gains or losses on investments	0	0.01

Total from investment operations	0.09	0.06

Distributions to shareholders from
Net investment income	(0.09)	(0.05)

Net asset value, end of period	$10.52	$10.52

Total return[3]	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 687	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%[4]	1.09%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.92%[4]	1.10%[4]
Net investment income (loss)	2.48%[4]	(0.41%)[4]
Portfolio turnover rate	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended April 30,
	Year Ended
CLASS I	August 31, 2005[1]	2005[2]	2004[2]	2003[2]	2002[2,3]	2001[2]

Net asset value, beginning of period	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35	$ 9.87

Income from investment operations
Net investment income (loss)	0.13	0.37	0.37	0.40	0.40	0.43
Net realized and unrealized gains or losses on investments	0	0.01	(0.20)	0.48	0.26	0.47

Total from investment operations	0.13	0.38	0.17	0.88	0.66	0.90

Distributions to shareholders from
Net investment income	(0.13)	(0.36)	(0.37)	(0.41)	(0.42)	(0.42)
Net realized gains	0	(0.06)	(0.06)	(0.19)	(0.05)	0

Total distributions to shareholders	(0.13)	(0.42)	(0.43)	(0.60)	(0.47)	(0.42)

Net asset value, end of period	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35

Total return	1.22%	3.62%	1.55%[4]	8.53%[4]	6.44%[4]	9.27%[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$51,254	$56,105	$60,787	$55,940	$55,456	$52,546
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%[5]	0.66%	0.63%	0.61%	0.64%	0.63%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[5]	1.18%	1.18%	1.16%	1.22%	1.23%
Net investment income (loss)	3.55%[5]	3.41%	3.44%	3.67%	3.96%	4.19%
Portfolio turnover rate	33%	34%	11%	24%	50%	14%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were an increase in net investment income per share of $0.01; a decrease in net realized gains or losses per share of $0.01; and an increase to the ratio of net investment income to average net assets of 0.01%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

4 Excluding any sales charges applicable to SouthTrust Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
COMMUNITY DEVELOPMENT DISTRICT 1.9%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$ 1,000,000	$1,003,540

EDUCATION 7.0%
Alabama Board of Ed. RB, Shelton State Cmnty. College, 5.00%, 10/01/2006,
(Insd. by MBIA)	500,000	511,270
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,258,095
Auburn Univ., AL Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,923,775

		3,693,140

ELECTRIC REVENUE 1.0%
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	533,275

GENERAL OBLIGATION - LOCAL 12.7%
Birmingham, AL GO, Refunding and Capital Impt., Ser. B, 5.25%, 12/01/2022	500,000	548,525
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,072,050
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,077,120
Mobile Cnty., AL GO Warrants, Board of Sch. Commissioners, Ser. B, 5.00%,
03/01/2006, (Insd. by AMBAC)	1,000,000	1,010,720
Shelby Cnty., AL GO Warrants, Board of Ed., Ser. A, 4.75%, 02/01/2009,
(Insd. by AMBAC)	750,000	789,735
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,096,660
5.75%, 01/01/2019	1,000,000	1,103,810

		6,698,620

GENERAL OBLIGATION - STATE 6.1%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,518,387
5.50%, 06/01/2010	600,000	661,584
Ser. A, 5.00%, 06/01/2012	1,000,000	1,075,990

		3,255,961

HOSPITAL 16.2%
Carraway Methodist Hlth. Sys. RB, Ser. A, 5.875%, 08/15/2015	750,000	766,522
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 5.00%, 06/01/2024	1,700,000	1,816,195
Ser. B, 5.75%, 06/01/2032	3,020,000	3,254,292
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Health Group,
Ser. A, 6.00%, 07/01/2013, (Insd. by MBIA)	500,000	565,840
Montgomery, AL BMC Spl. Care Facs. Fin Auth. RB, Baptist Med. Ctr.,
Ser. A, 5.20%, 05/01/2013	1,000,000	1,075,210
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013,
(Insd. by MBIA)	1,000,000	1,097,620

		8,575,679

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	$1,500,000	$1,510,935
Mobile, AL IDA PCRB, Intl. Paper Co. Proj., Ser. B, 4.75%, 04/01/2010	800,000	826,400
Wilsonville, AL IDA PCRB, Alabama Power Co., Ser. C, 5.50%, 01/01/2024	500,000	500,975

		2,838,310

LEASE 8.1%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by AMBAC)	1,020,000	1,064,289
Alabama Pub. Hlth. Care Auth. Mtge. RB, 6.00%, 10/01/2025, (Insd. by MBIA)	530,000	548,926
Lee Cnty., AL Sch. RB Warrants, 5.00%, 02/01/2021	1,000,000	1,081,800
Montgomery, AL Downtown Redev. Auth. RRB, State of Alabama Proj., 5.00%,
10/01/2010	1,500,000	1,620,945

		4,315,960

PRE-REFUNDED 1.5%
Jefferson Cnty., AL Sewer RB Warrants, Ser. D, 5.75%, 02/01/2027	750,000	786,667

RESOURCE RECOVERY 2.0%
Dickinson Cnty., MI EDRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	1,000,000	1,077,660

SALES TAX 6.0%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,088,700
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,955,000	2,098,028

		3,186,728

SPECIAL TAX 6.5%
Alabama IDA RB, 4.50%, 07/01/2010	660,000	690,584
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,102,630
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,081,780
Madison Cnty., AL Board of Ed. TAN Warrants, 5.20%, 03/01/2015	500,000	541,995

		3,416,989

TRANSPORTATION 2.1%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013,
(Insd. by MBIA)	1,000,000	1,104,130

UTILITY 4.2%
Clarke & Mobile Cnty., AL Gas RB, 5.25%, 01/01/2024	2,000,000	2,200,080

WATER & SEWER 17.5%
Alabama Drinking Water Fin. Auth. RB, Ser A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,202,917
4.70%, 08/15/2011, (Insd. by AMBAC)	960,000	996,509
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,169,955
Alabama Water PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,103,380
Anniston, AL Waterworks & Sewer Board RB, 5.35%, 06/01/2014,
(Insd. by AMBAC)	500,000	532,870

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Cullman Cnty., AL Water RRB, 5.00%, 05/01/2021	$1,145,000	$1,239,806
Mobile, AL Water & Sewer RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,059,690
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	766,101
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,203,224

		9,274,452

Total Municipal Obligations (cost $50,160,374)		51,961,191

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $488,256)	488,256	488,256

Total Investments (cost $50,648,630) 99.1%		52,449,447
Other Assets and Liabilities 0.9%		493,638

Net Assets 100.0%		$52,943,085

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

The following table shows the percent of total investments by geographic location as of August 31, 2005:
Alabama	94.1%
Michigan	2.1%
Nevada	1.9%
Puerto Rico	1.0%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):
AAA	67.2%
AA	16.9%
A	7.5%
BBB	6.5%
NR	1.9%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):
Less than 1 year	2.9%
1 to 3 year(s)	4.5%
3 to 5 years	13.6%
5 to 10 years	34.4%
10 to 20 years	37.3%
20 to 30 years	7.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $50,160,374)	$51,961,191
Investments in affiliates, at value (cost $488,256)	488,256

Total investments	52,449,447
Receivable for Fund shares sold	83
Interest receivable	590,775
Receivable from investment advisor	202
Prepaid expenses and other assets	87,247

Total assets	53,127,754

Liabilities
Dividends payable	164,110
Due to related parties	316
Accrued expenses and other liabilities	20,243

Total liabilities	184,669

Net assets	$52,943,085

Net assets represented by
Paid-in capital	$51,043,246
Undistributed net investment income	68,882
Accumulated net realized gains on investments	30,140
Net unrealized gains on investments	1,800,817

Total net assets	$52,943,085

Net assets consists of
Class A	$983,889
Class B	17,441
Class C	687,372
Class I	51,254,383

Total net assets	$52,943,085

Shares outstanding (unlimited number of shares authorized)
Class A	93,486
Class B	1,658
Class C	65,313
Class I	4,870,437

Net asset value per share
Class A	$10.52
Class A—Offering price (based on sales charge of 4.75%)	$11.04
Class B	$10.52
Class C	$10.52
Class I	$10.52

See Notes to Financial Statements

15

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	August 31, 2005 (a)	April 30, 2005 (b) (c)

Investment income
Interest	$770,510	$2,370,451
Income from affiliates	13,682	16,982

Total investment income	784,192	2,387,433

Expenses
Advisory fee	78,753	342,889
Distribution Plan expenses
Class A	843	6
Class B	46	1
Class C	1,532	10
Shareholder services fee	0	131,392
Administrative services fee	18,675	56,902
Transfer agent fees	3,272	25,465
Trustees’ fees and expenses	270	4,346
Printing and postage expenses	25,088	12,141

Custodian and accounting fees	7,341	33,942
Registration and filing fees	17,472	22,503
Professional fees	20,278	26,958
Other	4,369	34,541

Total expenses	177,939	691,096
Less: Expense reductions	(347)	(62)
Fee waivers and expense reimbursements	(57,143)	(305,566)

Net expenses	120,449	385,468

Net investment income	663,743	2,001,965

Net realized and unrealized gains or losses
on investments
Net realized gains or losses on investments	(23,909)	230,832
Net change in unrealized gains or losses on investments	52,553	(128,593)

Net realized and unrealized gains or losses on investments	28,644	102,239

Net increase in net assets resulting from operations	$692,387	$2,104,204

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

(b) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005, is that of SouthTrust Fund.

(c) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	August 31, 2005 (a)		April 30, 2005 (b)(c)

Operations
Net investment income		$663,743		$2,001,965
Net realized gains or losses on
investments		(23,909)		230,832
Net change in unrealized gains or losses
on investments		52,553		(128,593)

Net increase in net assets resulting from
operations		692,387		2,104,204

Distributions to shareholders from
Net investment income
Class A		(9,188)		(57)
Class B		(116)		(4)
Class C		(3,922)		(6)
Class I		(659,224)		(1,991,998)
Net realized gains
Class I		0		(324,275)

Total distributions to shareholders		(672,450)		(2,316,340)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	100,146	1,054,253	3,945	41,292
Class B	1,556	16,413	95	1,000
Class C	54,901	577,775	10,369	108,980
Class I	345,119	3,628,309	376,780	3,985,001

		5,276,750		4,136,273

Net asset value of shares issued in
reinvestment of distributions
Class A	233	2,456	0	0
Class B	7	70	0	0
Class C	138	1,451	0	0
Class I	14,817	156,058	61,506	651,201

		160,035		651,201

Payment for shares redeemed
Class A	(10,838)	(114,650)	0	0
Class C	(95)	(996)	0	0
Class I	(824,796)	(8,654,869)	(861,990)	(9,105,474)

		(8,770,515)		(9,105,474)

Net decrease in net assets resulting from
capital share transactions		(3,333,730)		(4,318,000)

Total decrease in net assets		(3,313,793)		(4,530,136)
Net assets
Beginning of period		56,256,878		60,787,014

End of period		$52,943,085		$56,256,878

Undistributed net investment income		$68,882		$77,589

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

(b) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005, is that of SouthTrust Fund.

(c) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	April 30, 2004 (a)

Operations
Net investment income		$2,110,217
Net realized gains on investments		188,499
Net change in unrealized gains or losses on investments		(1,431,662)

Net increase in net assets resulting from operations		867,054

Distributions to shareholders from
Net investment income – Class I		(2,115,198)
Net realized gains – Class I		(325,406)

Total distributions to shareholders		(2,440,604)

	Shares
Capital share transactions
Proceeds from shares sold – Class I	1,254,732	13,584,028
Net asset value of shares issued in reinvestment of distributions – Class I	67,427	726,690
Payment for shares redeemed – Class I	(731,748)	(7,889,712)

Net increase in net assets resulting from capital share transactions		6,421,006

Total increase in net assets		4,847,456
Net assets
Beginning of period		55,939,558

End of period		$60,787,014

Undistributed net investment income		$67,577

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The above information is that of SouthTrust Fund.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on March 18, 2005, the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”), a series of SouthTrust Funds, were acquired by the Fund in an exchange for shares of the Fund. Shares of SouthTrust Fund received Class I shares of the Fund. As SouthTrust Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of SouthTrust Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 3, 2005, Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), became the investment advisor to the predecessor fund and is also currently the investment advisor to the Fund. EIMC is currently paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to March 21, 2005, EIMC was paid an annual fee of 0.60% of the predecessor fund’s average daily net assets.

For the four months ended August 31, 2005 and the year ended April 30, 2005, EIMC received $78,753 and $47,316, respectively, for its investment advisory services.

Prior to January 3, 2005, SouthTrust Investment Advisors served as investment advisor to the predecessor fund and was paid an annual fee of 0.60% of the predecessor fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

During the four months ended August 31, 2005 and the year ended April 30, 2005, EIMC waived its advisory fee and reimbursed Distribution Plan (see Note 4) expenses relating to Class A shares and SouthTrust Investment Advisors waived its advisory fee as follows:

	Fees Waived			Reimbursements

				Class A	% of Class A
		SouthTrust	% of average	Distribution	average
		Investment	daily	Plan	daily
	EIMC	Advisors	net assets	reimbursements	net assets

Year Ended August 31, 2005*	$57,042	$0	0.30%	$101	0.04%
Year Ended April 30, 2005	4,810	195,641	0.34%	1	0.03%

* For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the four months ended August 31, 2005 and the year ended April 30, 2005, EIS received $18,675 and $6,386, respectively, for its administrative services.

Prior to March 21, 2005, Federated Services Company served as the administrator to the predecessor fund and was paid a fee based on the average aggregate daily net assets of the SouthTrust funds, starting at 0.15% and declining to 0.075% as the average daily net assets increased.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. During the four months ended August 31, 2005 and the year ended April 30, 2005, ESC received $3,272 and $67, respectively, for its transfer agent services.

Prior to March 21, 2005, Boston Financial Data Services served as transfer and dividend disbursing agent for the predecessor fund and was paid a fee based on the size, type and number of accounts and transactions made by shareholders.

Prior to March 21, 2005, the predecessor fund had a shareholder services agreement with SouthTrust Investment Advisors and paid an annual fee up to 0.25% of its average daily net assets to finance certain services for shareholders and to maintain shareholder accounts. For the year ended April 30, 2005, the predecessor fund incurred a shareholder services fee in the amount of $131,392. Of this amount, SouthTrust Investment Advisors waived $105,114, which represented 0.18% of the Fund’s average daily net assets.

21

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the four months ended August 31, 2005, EIS received $3,592 from the sale of Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were:

	Cost of Purchases	Proceeds from Sales

Year Ended August 31, 2005 (a)	$ 18,212,785	$21,210,348
Year Ended April 30, 2005	19,512,495	23,770,602

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $50,648,630. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,800,817 and $0, respectively, with a net unrealized appreciation of $1,800,817.

As of August 31, 2005, the Fund had $23,909 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the four months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Exempt-	Long-term
Interest	Capital	Unrealized	Capital Loss
Income	Gain	Appreciation	Carryovers

$ 68,882	$ 54,049	$ 1,800,817	$ 23,909

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended	Year Ended April 30,
	August 31, 2005 (a)	2005	2004

Ordinary Income	$0	$2,770	$ 73,342
Exempt-Interest Income	672,450	1,992,015	2,114,922
Long-term Capital Gain	0	321,555	252,340

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the four months ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

23

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Alabama Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statements of operations for the four-month period ended August 31, 2005 and the year ended April 30, 2005, statements of changes in net assets for the four-month period ended August 31, 2005 and each of the years in the two-year period ended April 30, 2005, and the financial highlights for the four-month period ended August 31, 2005 and each of the years or periods in the four-year period ended April 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended April 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated June 8, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Alabama Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and Alabama state income tax is 100%.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

573631 10/2005

Evergreen Florida High Income Municipal Bond Fund

Evergreen

FLORIDA HIGH INCOME MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	2.97%	2.35%	6.35%	N/A

1-year w/o sales charge	8.10%	7.35%	7.35%	8.42%

5-year	4.62%	4.55%	4.88%	5.93%

10-year	5.02%	4.76%	4.95%	5.81%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida High Income Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 8.10% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31%.

The fund seeks to provide a high level of current income which is exempt from federal income tax and the Florida intangible tax.

During a period in which the overall economy continued to grow strongly, lower-rated municipal bonds with greater credit risk solidly outperformed high-grade municipal bonds during the fiscal year. In this environment, the fund’s focus on higher-yielding securities was a major factor in its strong performance as investors sought out lower-rated bonds for their income advantages. As a consequence of the demand, the yield spreads between higher-rated and lower-rated securities grew tighter and the lower-rated bonds outperformed.

The general performance of municipal bonds, especially higher-rated bonds, also was highly influenced by the persistent contraction of the difference between the yields of short-term and long-term securities. This flattening of the yield curve tended to lead to stronger relative performance by bonds with long maturities, whose interest rates declined, and weaker performance by short-term bonds, where rates were highly influenced by the actions of the Federal Reserve to tighten monetary policy. During the year, the fixed income markets also were impacted by periodic bursts of price volatility brought on by concerns about rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina.

The credit rating of Florida’s general obligation bonds remained unchanged at AA, while the improving economy helped to increase tax revenues for the state. Although Florida was hit hard by hurricanes in the fall of 2004, the state government was well prepared and suffered no longer-term deterioration in its financial position.

We maintained an emphasis on higher-income, non-rated bonds that met our credit standards. This emphasis on higher-yielding municipal securities was a major factor in the fund’s strong performance relative to the LBMBI which has heavier weightings in high-grade and investment-grade bonds. At the end of the fiscal year, on August 31, 2005, approximately 55% of the fund’s bonds were non-rated, while approximately 45% were rated investment grade or better, with 14% of fund holdings in AAA-rated securities. Average weighted credit quality for the fund was BB+.

We also increased the fund’s weighting in longer-maturity bonds, principally intermediate-term bonds, as we de-emphasized shorter-maturity bonds. The average maturity of portfolio holdings at the end of the fiscal year ended August 31, 2005 was approximately 19 years and average duration was approximately 5 years. We also reduced the fund’s exposure to securities subject to the federal alternative minimum tax.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,041.73	$ 4.89
Class B	$ 1,000.00	$ 1,038.09	$ 8.63
Class C	$ 1,000.00	$ 1,038.09	$ 8.63
Class I	$ 1,000.00	$ 1,043.30	$ 3.50
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.42	$ 4.84
Class B	$ 1,000.00	$ 1,016.74	$ 8.54
Class C	$ 1,000.00	$ 1,016.74	$ 8.54
Class I	$ 1,000.00	$ 1,021.78	$ 3.47

* For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.50	0.51	0.53	0.58	0.60
Net realized and unrealized gains or losses on investments	0.29	0.07	(0.29)	(0.20)	0.21

Total from investment operations	0.79	0.58	0.24	0.38	0.81

Distributions to shareholders from
Net investment income	(0.50)	(0.51)	(0.53)	(0.58)	(0.60)

Net asset value, end of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Total return[1]	8.10%	5.91%	2.42%	3.77%	8.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$205,593	$179,971	$186,685	$196,678	$212,631
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%	1.01%	0.99%	0.88%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.98%	1.01%	0.99%	0.97%	0.98%
Net investment income (loss)	4.93%	5.05%	5.27%	5.63%	5.77%
Portfolio turnover rate	41%	31%	26%	26%	17%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.43	0.44	0.46	0.50	0.52
Net realized and unrealized gains or losses on investments	0.29	0.07	(0.29)	(0.20)	0.21

Total from investment operations	0.72	0.51	0.17	0.30	0.73

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.46)	(0.50)	(0.52)

Net asset value, end of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Total return[1]	7.35%	5.17%	1.67%	2.99%	7.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,083	$97,754	$125,469	$135,832	$125,951
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%	1.71%	1.72%	1.63%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.68%	1.71%	1.72%	1.72%	1.74%
Net investment income (loss)	4.22%	4.35%	4.54%	4.87%	5.02%
Portfolio turnover rate	41%	31%	26%	26%	17%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.43	0.44	0.46	0.50	0.52
Net realized and unrealized gains or losses on investments	0.29	0.07	(0.29)	(0.20)	0.21

Total from investment operations	0.72	0.51	0.17	0.30	0.73

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.46)	(0.50)	(0.52)

Net asset value, end of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Total return[1]	7.35%	5.17%	1.67%	2.99%	7.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,760	$17,533	$19,729	$22,650	$13,516
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%	1.71%	1.72%	1.63%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.68%	1.71%	1.72%	1.72%	1.73%
Net investment income (loss)	4.19%	4.35%	4.54%	4.85%	4.99%
Portfolio turnover rate	41%	31%	26%	26%	17%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.53	0.54	0.56	0.61	0.62
Net realized and unrealized gains or losses on investments	0.29	0.07	(0.29)	(0.20)	0.21

Total from investment operations	0.82	0.61	0.27	0.41	0.83

Distributions to shareholders from
Net investment income	(0.53)	(0.54)	(0.56)	(0.61)	(0.62)

Net asset value, end of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Total return	8.42%	6.23%	2.69%	4.03%	8.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$112,551	$87,440	$81,057	$91,535	$89,505
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.71%	0.72%	0.63%	0.63%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.71%	0.72%	0.72%	0.74%
Net investment income (loss)	5.21%	5.35%	5.54%	5.87%	6.02%
Portfolio turnover rate	41%	31%	26%	26%	17%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
COMMUNITY DEVELOPMENT DISTRICT 31.0%
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	$1,000,000	$1,024,650
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	93,000	93,842
6.30%, 05/01/2019	395,000	409,631
7.60%, 05/01/2018	580,000	598,937
Bartram Park CDD RB:
4.875%, 05/01/2015	1,000,000	1,013,100
5.30%, 05/01/2035	1,000,000	1,017,380
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	314,000	318,154
Bobcat Trail, FL CDD RB:
Ser. A:
6.60%, 05/01/2021	1,175,000	1,207,923
7.50%, 05/01/2019	1,498,000	1,517,025
Ser. B:
6.00%, 05/01/2006	685,000	691,507
6.75%, 05/01/2007	1,065,000	1,080,560
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,000,000	3,046,740
Ser. B, 5.70%, 05/01/2010	2,600,000	2,635,750
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,740,000	3,901,680
Ser. A, 6.25%, 05/01/2034	990,000	1,055,706
Ser. B, 5.30%, 11/01/2009	1,140,000	1,153,498
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,980,000	2,175,050
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,985,000	3,087,565
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,120,000	1,132,622
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,827,470
6.375%, 05/01/2035	1,285,000	1,376,004
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	180,000	182,086
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,663,975
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,105,000	3,129,095
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	705,000	664,921
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	425,000	429,539
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2022	4,000,000	3,534,480
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,200,000	2,353,164
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,019,260
Ser. B, 5.10%, 11/01/2009	3,225,000	3,258,862
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,560,000	2,597,146
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,315,000	2,368,106
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,294,480
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,767,800

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	$3,710,000	$3,814,140
Ser. C, 7.00%, 05/01/2030	3,100,000	3,141,540
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,260,000	2,411,330
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,900,000	1,933,858
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,616,072	1,622,068
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	790,000	805,753
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,920,000	3,176,610
Ser. A, 7.65%, 05/01/2032	1,945,000	2,145,121
Ser. B, 6.75%, 05/01/2007	125,000	126,845
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,800,000	2,965,508
Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj., Ser. A, 6.25%, 05/01/2037	4,000,000	4,263,840
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,622,000	1,674,245
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,135,000	1,139,835
Orchid Grove, FL CDD RB, 5.45%, 05/01/2036	3,750,000	3,801,187
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	855,000	865,551
5.80%, 05/01/2026	5,000,000	5,079,050
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	460,000	482,811
Ser. A, 6.125%, 05/01/2035	1,000,000	1,062,470
Ser. B, 5.125%, 05/01/2009	1,000,000	1,010,240
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,805,000	5,164,798
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	1,360,000	1,383,188
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	250,000	253,047
Ser. B-2, 5.375%, 05/01/2013	4,750,000	4,820,537
Stoneybrook, FL CDD, Stoneybrook Golf Club RB, 7.00%, 10/01/2022	8,175,000	7,856,257
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,005,000	2,104,207
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,240,000	1,269,673
7.50%, 05/01/2017	1,332,500	1,335,378
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,060,000	3,188,428
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,085,440
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,036,420

		131,647,083

CONTINUING CARE RETIREMENT COMMUNITY 17.7%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	3,000,000	3,340,500
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A,
7.00%, 07/01/2029	3,360,000	3,401,933
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,573,950

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%,
12/01/2007	$615,000	$615,535
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,631,451
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program, Ser. A, 7.95%,
11/01/2018	3,115,000	3,118,645
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,382,581
6.375%, 10/01/2025	6,575,000	6,757,127
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,843
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,254,362
5.75%, 11/15/2011	1,015,000	1,077,230
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	330,000	331,033
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,382,624
5.70%, 07/01/2026	2,000,000	2,033,240
Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	423,381
8.75%, 07/01/2026	370,000	397,617
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,997
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	921,196
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,197
5.30%, 10/01/2007	990,000	991,257
5.50%, 10/01/2015	6,500,000	6,505,395
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%,
10/01/2008	825,000	718,484
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%,
05/15/2010	934,000	952,783
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,409,550
8.00%, 01/01/2023	4,500,000	4,868,595
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	6,500,000	7,013,110
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	2,250,000	2,269,057
Ser. B, 4.50%, 02/15/2017	2,000,000	1,993,260
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,147,120

		75,386,053

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 3.6%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%,
04/01/2024	$ 1,000,000	$1,061,000
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,501,684
Clearwater Christian College, 8.00%, 02/01/2011	2,040,000	2,118,356
Eckerd College, 7.75%, 07/01/2014	510,000	510,867
University of Central Florida COP, Athletics Assn., Ser. A:
5.00%, 10/01/2027	1,440,000	1,537,517
5.00%, 10/01/2030	2,035,000	2,165,912
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A:
5.75%, 10/15/2029	3,180,000	3,335,979
6.125%, 10/15/2016	1,025,000	1,080,955

		15,312,270

GENERAL OBLIGATION - STATE 2.1%
Commonwealth of Puerto Rico GO, Pub. Impt., Ser. A:
5.00%, 07/01/2029	4,505,000	4,744,621
5.25%, 07/01/2020	4,000,000	4,362,560

		9,107,181

HOSPITAL 21.2%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%,
12/01/2019	5,000,000	5,224,150
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,517,850
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., 5.875%,
11/15/2029	5,000,000	5,513,850
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	2,110,340
Ser. B, 5.25%, 10/01/2028	5,000,000	5,244,650
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,835,000	3,756,114
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,137,730
Ser. C, 5.125%, 11/15/2024	2,050,000	2,144,116
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,769,640
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,108,432
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC:
Allied Irish Banks plc)	1,500,000	1,596,285
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,795,302
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,739,205
5.50%, 07/01/2028	15,870,000	18,879,587
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj.:
5.20%, 11/15/2028	1,000,000	1,069,830
5.75%, 11/15/2033	3,000,000	3,269,640

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	$1,125,000	$1,138,534
7.10%, 10/01/2026	2,500,000	2,516,500
St. Paul, MN Hsg. & Redev. Auth. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,205,280
6.00%, 11/15/2035	4,250,000	4,621,917
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,879,378
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,589,850
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,195,090

		90,023,270

HOUSING 5.2%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 01/01/2016	750,000	773,917
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	515,000	521,407
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,941,416
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	10,000	10,397
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,077,264
Ser. E, 8.00%, 02/01/2030	1,395,000	1,274,444
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,536,810
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%,
07/01/2040	4,000,000	4,108,160
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A, 5.65%, 09/01/2022	270,000	273,464
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,797,090
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	185,000	188,937
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	340,000	358,020

		21,861,326

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	3,750,000	3,951,563
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj., 6.40%, 09/01/2030	4,200,000	4,357,332
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,025,680
6.75%, 07/01/2029	2,410,000	2,459,622
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A,
7.50%, 09/01/2015	3,760,000	4,256,696
Ocean Hwy. & Port Auth. Florida PCRB, Jefferson Smurfit Corp., 6.50%,
11/01/2006	2,605,000	2,668,718
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,675,000	1,676,474

		22,396,085

LEASE 2.3%
Peninsula Port Auth. of Virginia RB, Dominion Terminal Assn., 6.00%, 04/01/2033	9,000,000	9,785,160

PRE-REFUNDED 2.2%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	9,381,470

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.6%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	$2,400,000	$2,391,768

SPECIAL TAX 0.4%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,046,500
6.35%, 12/01/2022	500,000	523,275
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	309,765

		1,879,540

TRANSPORTATION 0.7%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%,
01/01/2040	3,000,000	3,148,710

UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,440,000	1,523,146
7.375%, 10/01/2019	980,000	1,001,246

		2,524,392

WATER & SEWER 5.2%
Jacksonville Elec. Auth. Water & Sewer Sys. RB, Ser. A, 5.50%, 10/01/2041	8,180,000	8,458,120
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,215,412
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,095,830
6.00%, 08/01/2029	2,600,000	2,858,596
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	2,500,000	2,644,450
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,473,718
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,399,410
Seminole, FL Water Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,655,000	1,737,717

		21,883,253

Total Municipal Obligations (cost $398,144,698)		416,727,561

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,248,708)	2,248,708	2,248,708

Total Investments (cost $400,393,406) 98.6%		418,976,269
Other Assets and Liabilities 1.4%		6,010,234

Net Assets 100.0%		$424,986,503

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2005:
Florida	85.4%
Georgia	3.4%
Virginia	3.1%
Puerto Rico	2.2%
Maryland	1.7%
Minnesota	1.6%
Pennsylvania	0.9%
Nevada	0.8%
Oklahoma	0.4%
Non-state specific	0.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):
AAA	14.1%
AA	4.1%
A	8.3%
BBB	18.7%
BB	1.1%
NR	53.7%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):
Less than 1 year	2.4%
1 to 3 year(s)	4.0%
3 to 5 years	3.0%
5 to 10 years	4.2%
10 to 20 years	32.4%
20 to 30 years	45.7%
Greater than 30 years	8.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $398,144,698)	$416,727,561
Investments in affiliates, at value (cost $2,248,708)	2,248,708

Total investments	418,976,269
Cash	11,274
Receivable for Fund shares sold	339,904
Interest receivable	7,234,569
Prepaid expenses and other assets	20,840

Total assets	426,582,856

Liabilities
Dividends payable	1,120,214
Payable for Fund shares redeemed	414,405
Advisory fee payable	3,223
Due to other related parties	1,286
Accrued expenses and other liabilities	57,225

Total liabilities	1,596,353

Net assets	$424,986,503

Net assets represented by
Paid-in capital	$452,408,167
Overdistributed net investment income	(287,135)

Accumulated net realized losses on investments	(45,717,392)
Net unrealized gains on investments	18,582,863

Total net assets	$424,986,503

Net assets consists of
Class A	$205,592,674
Class B	80,083,033
Class C	26,759,568
Class I	112,551,228

Total net assets	$424,986,503

Shares outstanding (unlimited number of shares authorized)
Class A	19,928,710
Class B	7,762,835
Class C	2,593,929
Class I	10,910,117

Net asset value per share
Class A	$10.32
Class A — Offering price (based on sales charge of 4.75%)	$10.83
Class B	$10.32
Class C	$10.32
Class I	$10.32

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$23,332,161
Income from affiliates	113,508

Total investment income	23,445,669

Expenses
Advisory fee	1,869,108
Distribution Plan expenses
Class A	583,349
Class B	885,077
Class C	207,325
Administrative services fee	396,524
Transfer agent fees	186,683
Trustees’ fees and expenses	5,887
Printing and postage expenses	28,558
Custodian and accounting fees	122,413
Registration and filing fees	70,295
Professional fees	32,489
Interest expense	2,583
Other	10,030

Total expenses	4,400,321
Less: Expense reductions	(4,599)
Expense reimbursements	(43,344)

Net expenses	4,352,378

Net investment income	19,093,291

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,201,106)
Net change in unrealized gains or losses on investments	13,532,331

Net realized and unrealized gains or losses on investments	11,331,225

Net increase in net assets resulting from operations	$30,424,516

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$19,093,291		$19,673,348
Net realized losses on investments		(2,201,106)		(4,656,984)
Net change in unrealized gains or losses
on investments		13,532,331		7,507,669

Net increase in net assets resulting from
operations		30,424,516		22,524,033

Distributions to shareholders from
Net investment income
Class A		(9,633,463)		(9,402,908)
Class B		(3,777,085)		(4,884,029)
Class C		(877,258)		(821,645)
Class I		(4,935,869)		(4,576,309)

Total distributions to shareholders		(19,223,675)		(19,684,891)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,964,914	60,579,771	2,094,448	20,972,468
Class B	560,752	5,708,926	705,698	7,067,114
Class C	1,151,627	11,727,108	427,556	4,291,916
Class I	3,987,898	40,542,491	3,005,762	30,103,392

		118,558,296		62,434,890

Net asset value of shares issued in
reinvestment of distributions
Class A	422,755	4,298,211	375,016	3,755,834
Class B	164,492	1,671,091	221,586	2,219,667
Class C	30,523	310,665	31,249	313,029
Class I	28,660	291,433	21,321	213,592

		6,571,400		6,502,122

Automatic conversion of Class B shares
to Class A shares
Class A	995,129	10,105,214	1,119,159	11,206,380
Class B	(995,129)	(10,105,214)	(1,119,159)	(11,206,380)

		0		0

Payment for shares redeemed
Class A	(5,395,810)	(54,768,766)	(4,389,359)	(43,975,498)
Class B	(1,712,669)	(17,388,501)	(2,658,650)	(26,605,202)
Class C	(336,053)	(3,410,276)	(691,587)	(6,912,172)
Class I	(1,823,539)	(18,474,708)	(2,447,732)	(24,524,360)

		(94,042,251)		(102,017,232)

Net increase (decrease) in net assets
resulting from capital share
transactions		31,087,445		(33,080,220)

Total increase (decrease) in net assets		42,288,286		(30,241,078)
Net assets
Beginning of period		382,698,217		412,939,295

End of period	$ 424,986,503		$ 382,698,217

Overdistributed net investment income		$(287,135)		$(156,751)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $80 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $43,264.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $50,294 from the sale of Class A shares and $162,353 and $1,044 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $188,784,693 and $159,512,497, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $400,393,406. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,741,425 and $1,158,562, respectively, with a net unrealized appreciation of $18,582,863.

As of August 31, 2005, the Fund had $43,398,507 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$4,365,480	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2005, the Fund incurred and will elect to defer post-October losses of $2,318,885.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2005, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss
Exempt-		Carryovers and
Interest	Unrealized	Post-October
Income	Appreciation	Losses

$287,135	$18,582,863	$45,717,392

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$74,287	$99,381
Exempt-Interest Income	19,149,388	19,585,510

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended August 31, 2005, the Fund had average borrowings outstanding of $82,531 at an average rate of 3.13% and paid interest of $2,583.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

24

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida High Income Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.61% ..

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of June 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567740 rv 2 10/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567740 rv 2 10/2005

Evergreen Florida Municipal Bond Fund

Evergreen

FLORIDA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

Average annual return*

1-year with sales charge	-0.90%	-1.67%	2.33%	N/A

1-year w/o sales charge	4.06%	3.33%	3.33%	4.37%

5-year	3.86%	3.70%	4.05%	5.09%

10-year	4.52%	4.14%	4.37%	5.18%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.06% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 5.31%.

The fund seeks current income exempt from federal income tax and the Florida intangible tax, as is consistent with preservation of capital.

Municipal bond investing during the fiscal year was highly influenced by the persistent contraction of the difference between the yields of short-term and long-term securities. This flattening of the yield curve tended to lead to stronger relative performance by bonds with long maturities, whose interest rates declined. Conversely, short-term securities, whose yields were more directly influenced by the actions of the Federal Reserve (Fed) to raise rates, had weaker performance. The Fed acted to raise short-term rates as, in the face of continued strong expansion of the economy, it became increasingly worried about the possibility that inflation might increase. These inflation worries were heightened by rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina.

The strength of the economy led to strong performance by lower-rated, higher-yielding municipal securities, which investors sought out for their income advantages. As a consequence of the strong demand, the yield spreads between higher and lower-rated securities grew tighter and lower-rated bonds outperformed higher-rated bonds. The credit rating of Florida’s general obligation bonds remained unchanged at AA, while the improving economy helped to increase tax revenues for the state. Although Florida was hit hard by hurricanes in the fall of 2004, the state government was well prepared and suffered no longer-term deterioration in its financial position.

Over the year, as we sought both greater price stability and more income, we increased the fund’s weighting in longer-maturity bonds, principally intermediate-term bonds and we de-emphasized shorter-maturity bonds. In addition, we sought to take advantage of the more attractive relative values compared with similar maturity taxable bonds. When opportunities presented themselves, we did invest in some lower-rated bonds, although we retained our emphasis on higher-quality bonds. At the end of the fiscal year, on August 31, 2005, average weighted credit quality was AA. The average weighted maturity of portfolio holdings was approximately twelve years and average duration was approximately five years. We also reduced our exposure to securities subject to the federal alternative minimum tax.

The fund trailed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate-term bonds, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. As the yield curve flattened during the fiscal year, longer maturity securities outperformed intermediates.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,020.44	$4.48
Class B	$ 1,000.00	$ 1,016.86	$8.18
Class C	$ 1,000.00	$ 1,016.86	$8.18
Class I	$ 1,000.00	$ 1,021.97	$3.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.77	$4.48
Class B	$ 1,000.00	$ 1,017.09	$8.19
Class C	$ 1,000.00	$ 1,017.09	$8.19
Class I	$ 1,000.00	$ 1,022.13	$3.11

* For each class of the fund, expenses are equal to the annualized expense ratio of each class
(0.88% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.36	0.37	0.40	0.46	0.47
Net realized and unrealized gains or losses on investments	0.01	0.10	(0.18)	(0.08)	0.32

Total from investment operations	0.37	0.47	0.22	0.38	0.79

Distributions to shareholders from
Net investment income	(0.36)	(0.37)	(0.40)	(0.46)	(0.47)

Net asset value, end of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return[1]	4.06%	5.13%	2.38%	4.12%	8.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,523	$112,438	$123,338	$132,375	$120,533
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.89%	0.90%	0.84%	0.58%	0.45%
Expenses excluding waivers/reimbursements expense reductions	0.91%	0.90%	0.88%	0.86%	0.84%
Net investment income (loss)	3.88%	3.94%	4.25%	4.84%	5.03%
Portfolio turnover rate	52%	38%	41%	29%	18%

[1] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.30	0.31	0.33	0.37	0.39
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.18)	(0.08)	0.32

Total from investment operations	0.31	0.40	0.15	0.29	0.71

Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.33)	(0.37)	(0.39)

Net asset value, end of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return[1]	3.33%	4.40%	1.58%	3.19%	7.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,444	$22,113	$29,601	$30,728	$39,746
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%	1.60%	1.61%	1.45%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.60%	1.61%	1.61%	1.59%
Net investment income (loss)	3.16%	3.24%	3.47%	4.01%	4.14%
Portfolio turnover rate	52%	38%	41%	29%	18%

[1] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.30	0.30	0.33	0.38	0.39
Net realized and unrealized gains or losses on investments	0.01	0.10	(0.18)	(0.09)	0.32

Total from investment operations	0.31	0.40	0.15	0.29	0.71

Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.33)	(0.37)	(0.39)

Net asset value, end of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return[1]	3.33%	4.40%	1.58%	3.19%	7.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,669	$10,367	$11,513	$9,781	$6,839
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%	1.60%	1.61%	1.45%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.60%	1.61%	1.61%	1.59%
Net investment income (loss)	3.16%	3.23%	3.47%	4.16%	4.14%
Portfolio turnover rate	52%	38%	41%	29%	18%

[1] Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.39	0.40	0.43	0.47	0.48
Net realized and unrealized gains or losses on investments	0.01	0.10	(0.18)	(0.08)	0.32

Total from investment operations	0.40	0.50	0.25	0.39	0.80

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.43)	(0.47)	(0.48)

Net asset value, end of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return	4.37%	5.45%	2.60%	4.23%	8.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$281,005	$282,395	$287,129	$281,258	$318,069
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%	0.60%	0.61%	0.45%	0.34%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.60%	0.61%	0.61%	0.59%
Net investment income (loss)	4.15%	4.23%	4.48%	4.96%	5.14%
Portfolio turnover rate	52%	38%	41%	29%	18%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 90.7%
AIRPORT 1.0%
Broward Cnty., FL Arpt. Sys. RB, Ser. L, 5.00%, 10/01/2024	$ 3,905,000	$4,172,219

COMMUNITY DEVELOPMENT DISTRICT 1.0%
Fishhawk, FL Cmnty. Dev. Dist. RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	3,535,000	3,927,491

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	1,535,000	1,613,039
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.10%, 10/01/2005	930,000	931,209
5.20%, 10/01/2006	975,000	976,209
5.30%, 10/01/2007	1,000,000	1,001,270
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,282
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%,
05/15/2010	1,680,000	1,713,785
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%,
08/01/2024	3,385,000	3,742,321

		12,730,115

EDUCATION 4.5%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southestern Proj.:
Ser. A:
5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,393,275
5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,329,168
Ser. B, 6.25%, 04/01/2013	2,955,000	3,336,313
Broward Cnty., FL Sch. Board COP, 5.25%, 07/01/2017	4,955,000	5,487,118
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,859,937
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
6.125%, 10/15/2016	3,500,000	3,691,065

		18,096,876

ELECTRIC REVENUE 0.5%
Ocala, FL Util. Sys. RRB, Ser. A, 5.25%, 10/01/2018	1,955,000	2,188,818

GENERAL OBLIGATION - LOCAL 2.4%
Dade Cnty., FL GO, Ser. CC, 7.125%, 10/01/2015, (Insd. by AMBAC)	2,380,000	3,040,165
Palm Beach Cnty., FL GO, Ser. B, 6.50%, 07/01/2010	1,880,000	2,155,683
Reedy Creek, FL Impt. Dist. GO, Ser A:
5.00%, 06/01/2022	2,180,000	2,361,768
5.00%, 06/01/2025	1,895,000	2,043,473

		9,601,089

GENERAL OBLIGATION - STATE 1.5%
Florida Board of Ed. Cap Outlay Proj. GO, Ser. D, 5.75%, 06/01/2022	4,095,000	4,546,556
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	1,500,000	1,547,700

		6,094,256

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.1%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	$ 4,000,000	$4,795,120
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	4,911,221
5.50%, 08/15/2014	3,730,000	4,029,929
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	5,000,000	5,486,200
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	10,000,000	11,035,700
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	1,080,000	1,107,194
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., 5.875%,
11/15/2029	10,000,000	11,027,700
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,036,940
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,499,680
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,443,832
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,778,720
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	5,000,000	5,449,400
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 5.50%,
11/15/2018, (Insd. by AMBAC)	1,000,000	1,098,290

		65,699,926

HOUSING 4.3%
Boynton Beach, FL MHRRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,515,789
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,165,000	1,211,041
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	3,165,000	3,224,312
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	1,460,000	1,499,873
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,635,000	1,710,880
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 7.20%, 03/01/2033	175,000	176,488
Ser. A-4, 7.00%, 09/01/2031	500,000	506,950
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.20%, 05/01/2028	545,000	561,535
Sub. Ser. 2, 7.00%, 11/01/2027	345,000	376,823
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%,
01/01/2024, (Insd. by FNMA)	960,000	961,536
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1:
5.95%, 03/01/2030	1,345,000	1,354,011
7.25%, 09/01/2029	140,000	140,000
Ser. C-1, 6.30%, 03/01/2029	1,310,000	1,317,637

		17,556,875

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.6%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	$ 5,230,000	$5,248,671
6.40%, 09/01/2030	1,500,000	1,556,190
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,066,027

		18,870,888

LEASE 1.0%
University of South Florida COP, Master Lease Program, Ser. A, 5.375%,
07/01/2022, (Insd. by AMBAC)	3,770,000	4,236,764

MISCELLANEOUS REVENUE 8.0%
Boynton Beach, FL Pub. Svcs. Tax RB, 5.25%, 11/01/2017	1,390,000	1,563,152
Florida Muni. Loan Council RB, Ser. B, 5.25%, 12/01/2019	1,610,000	1,784,733
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Bldg. Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	4,500,000	5,153,085
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,797,179
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,268,675
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,166,103
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,983,932
Jacksonville, FL Excise Taxes RRB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,045,136
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,549,955
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015,
(Insd. by FGIC)	3,000,000	3,876,330
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,553,200

		32,741,480

PRE-REFUNDED 16.8%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	4,000,000	4,627,240
Florida Hsg. Fin. Corp. MHRRB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,100,920
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	5,500,000	6,448,200
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,727,076
5.75%, 08/15/2014	2,810,000	3,089,089
5.75%, 08/15/2015	2,090,000	2,297,579
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%,
08/15/2032	5,635,000	6,706,946
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3:
5.30%, 10/01/2006	5,225,000	5,361,059
5.50%, 10/01/2008	5,785,000	6,202,445
5.70%, 10/01/2011	2,000,000	2,260,780
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,960,000	2,472,854
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Banks plc)	2,000,000	2,128,380

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	$ 5,000,000	$5,384,800
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%,
11/15/2029	10,000,000	10,846,200
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,848,541

		68,502,109

PUBLIC FACILITIES 0.8%
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	3,000,000	3,197,400

RESOURCE RECOVERY 2.1%
Dickinson Cnty., MI EDRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	8,000,000	8,621,280

SPECIAL TAX 0.8%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.,
5.80%, 12/01/2013	3,000,000	3,052,800

TRANSPORTATION 4.2%
Florida Dept. of Trans. Infrastructure RB, Ser. A:
5.00%, 07/01/2020	2,795,000	3,022,597
5.00%, 07/01/2021	1,500,000	1,617,090
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025,
(Insd. by FGIC)	5,000,000	5,500,050
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011,
(Insd. by FGIC)	4,550,000	5,306,074
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,715,325

		17,161,136

UTILITY 14.1%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,796,672
7.50%, 10/01/2008	3,000,000	3,382,380
7.50%, 10/01/2009	3,000,000	3,487,500
Lakeland, FL Elec. & Water RRB, Energy Sys. First Lien, Ser. C, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,652,200
Orlando, FL Util. Commission, Water & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,512,480
Reedy Creek, FL Util. Impt. Dist. RB:
Ser. 1:
5.00%, 10/01/2020	2,000,000	2,183,640
5.00%, 10/01/2022	2,350,000	2,551,489
5.25%, 10/01/2018	4,465,000	4,974,278
Ser. 2:
5.25%, 10/01/2016	15,180,000	17,023,915
5.25%, 10/01/2017	7,000,000	7,867,440

		57,431,994

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.9%
Collier Cnty., FL Water & Sewer RRB, Ser. B, 5.50%, 07/01/2014	$ 1,910,000	$2,164,049
Florida Muni. Council RB, North Miami Beach Water Proj., Ser B, 5.375%,
08/01/2019	2,100,000	2,344,146
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,352,301
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
5.50%, 08/01/2015	500,000	524,250
Unit Dev. No. 5-B, 5.75%, 08/01/2014	875,000	928,979
Unit Dev. No. 9-B, 5.85%, 08/01/2013	705,000	757,713
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	1,300,000	1,375,114
Tampa, FL Water & Sewer RRB, Ser. A, 5.00%, 10/01/2026	5,000,000	5,264,600
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,085,660

		15,796,812

Total Municipal Obligations (cost $349,564,732)		369,680,328

	Shares	Value

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $33,895,005)	33,895,005	33,895,005

Total Investments (cost $383,459,737) 99.0%		403,575,333
Other Assets and Liabilities 1.0%		4,065,038

Net Assets 100.0%		$407,640,371

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005

The following table shows the percent of total investments by geographic location as of August 31, 2005:

Florida	82.9%
South Carolina	4.5%
Michigan	2.1%
Puerto Rico	1.8%
Virgin Islands	0.3%
Non-state specific	8.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):

AAA	53.6%
AA	22.8%
A	12.8%
BBB	9.8%
NR	1.0%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):

Less than 1 year	9.2%
1 to 3 year(s)	2.6%
3 to 5 years	9.4%
5 to 10 years	26.2%
10 to 20 years	36.5%
20 to 30 years	15.7%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $349,564,732)	$369,680,328
Investments in affiliates, at value (cost $33,895,005)	33,895,005

Total investments	403,575,333
Cash	7,384
Receivable for Fund shares sold	201,274
Interest receivable	5,757,430
Prepaid expenses and other assets	23,314

Total assets	409,564,735

Liabilities
Dividends payable	1,147,547
Payable for Fund shares redeemed	713,575
Advisory fee payable	2,927
Due to other related parties	2,530
Accrued expenses and other liabilities	57,785

Total liabilities	1,924,364

Net assets	$407,640,371

Net assets represented by
Paid-in capital	$412,389,675
Overdistributed net investment income	(211,470)
Accumulated net realized losses on investments	(24,653,430)
Net unrealized gains on investments	20,115,596

Total net assets	$407,640,371

Net assets consists of
Class A	$98,523,323
Class B	18,443,575
Class C	9,668,840
Class I	281,004,633

Total net assets	$407,640,371

Shares outstanding (unlimited number of shares authorized)
Class A	10,465,115
Class B	1,959,129
Class C	1,027,077
Class I	29,849,287

Net asset value per share
Class A	$9.41
Class A—Offering price (based on sales charge of 4.75%)	$9.88
Class B	$9.41
Class C	$9.41
Class I	$9.41

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$19,269,464
Income from affiliates	488,309

Total investment income	19,757,773

Expenses
Advisory fee	1,741,442
Distribution Plan expenses
Class A	310,329
Class B	205,370
Class C	99,481
Administrative services fee	413,446
Transfer agent fees	115,944
Trustees’ fees and expenses	5,862
Printing and postage expenses	29,075
Custodian and accounting fees	125,546
Registration and filing fees	64,080
Professional fees	28,941
Other	9,594

Total expenses	3,149,110
Less: Expense reductions	(4,611)
Expense reimbursements	(22,298)

Net expenses	3,122,201

Net investment income	16,635,572

Net realized and unrealized gains or losses on investments
Net realized gains on investments	5,074,932
Net change in unrealized gains or losses on investments	(4,395,215)

Net realized and unrealized gains or losses on investments	679,717

Net increase in net assets resulting from operations	$17,315,289

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$16,635,572		$18,128,424
Net realized gains on investments		5,074,932		1,469,851
Net change in unrealized gains or
losses on investments		(4,395,215)		2,905,833

Net increase in net assets resulting
from operations		17,315,289		22,504,108

Distributions to shareholders from
Net investment income
Class A		(4,024,333)		(4,744,209)
Class B		(653,350)		(837,106)
Class C		(316,483)		(359,166)
Class I		(11,723,522)		(12,223,572)

Total distributions to shareholders		(16,717,688)		(18,164,053)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	802,170	7,534,625	1,772,693	16,730,816
Class B	105,503	991,676	124,658	1,179,776
Class C	131,858	1,238,276	300,528	2,847,624
Class I	4,084,972	38,390,468	6,306,977	59,548,693

		48,155,045		80,306,909

Net asset value of shares issued in
reinvestment of distributions
Class A	216,791	2,037,837	231,089	2,173,335
Class B	35,706	335,641	46,203	434,744
Class C	16,950	159,329	16,805	158,028
Class I	14,156	133,053	20,681	194,508

		2,665,860		2,960,615

Automatic conversion of Class B
shares to Class A shares
Class A	130,491	1,227,432	219,915	2,068,430
Class B	(130,491)	(1,227,432)	(219,915)	(2,068,430)

		0		0

Payment for shares redeemed
Class A	(2,646,919)	(24,837,968)	(3,519,655)	(33,071,115)
Class B	(404,241)	(3,798,375)	(780,240)	(7,324,574)
Class C	(224,690)	(2,109,813)	(452,002)	(4,235,772)
Class I	(4,295,048)	(40,345,375)	(7,147,908)	(67,243,934)

		(71,091,531)		(111,875,395)

Net decrease in net assets resulting from
capital share transactions		(20,270,626)		(28,607,871)

Total decrease in net assets		(19,673,025)		(24,267,816)
Net assets
Beginning of period		427,313,396		451,581,212

End of period	$ 407,640,371		$ 427,313,396

Overdistributed net investment income	$ (211,470)		$ (177,768)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2005, the following amounts were reclassified:

Overdistributed net investment income	$ 48,414
Accumulated net realized losses on investments	(48,414)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $82 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $22,216.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $9,793 from the sale of Class A shares and $33,060 and $659 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $201,166,457 and $237,601,554, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $383,459,737. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,436,800 and $321,204, respectively, with a net unrealized appreciation of $20,115,596.

As of August 31, 2005, the Fund had $24,653,430 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 2,037,893	$17,071,351	$ 496,784	$ 5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August, 31 2005, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 211,470	$20,115,596	$ 24,653,430

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$ 88,381	$ 116,919
Exempt-Interest Income	16,629,307	18,047,134

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

23

NOTES TO FINANCIAL STATEMENTS continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and Florida state income tax is 99.47% .

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567741 rv2 10/2005

Evergreen Georgia Municipal Bond Fund

Evergreen

GEORGIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
 President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Georgia Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993
	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

Average annual return*

1-year with sales charge	-1.48%	-2.27%	1.72%	N/A

1-year w/o sales charge	3.43%	2.71%	2.71%	3.74%

5-year	4.14%	4.07%	4.65%	5.45%

10-year	4.95%	4.68%	5.20%	5.73%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.43% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31% .

The dominant trend affecting the fixed income markets—including the municipal bond market—during the fiscal year was the flattening of the yield curve. This trend occurred as the yields of shorter-term securities rose while yields of longer-term securities fell. Longer-term securities outperformed shorter-term securities as yields dropped by about 50 basis points (one-half of one percentage point) for the period. At the same time, yields on shorter-term securities rose by about 130 basis points in response to actions of the Federal Reserve (Fed). Chairman Alan Greenspan and the Fed Board raised the influential Fed Funds Rate from 1.50% to 3.50% over the twelve-month period. This flattening of the yield curve resulted in price loss for many shorter-term securities and a gain among longer-term securities.

During the year, the fixed income markets also were impacted by periodic bursts of price volatility brought on by concerns about rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina. As these concerns appeared, the municipal market suffered some abrupt short-term swings in price. This volatility was exacerbated by unpredictable appearances of non-traditional investors, such as hedge funds, trying to take advantage of short-term market trends.

We maintained a strategy consistent with our primary objectives to seek yield, income and price stability rather than total return. As the yield curve flattened, we sold short-term paper and increased our investments in longer-term bonds. We tended to focus on securities with coupons of 5% or higher, as they were liquid and offered competitive income. We generally avoided securities with lower coupons, as they carried more price risk if interest rates were to rise. To guard against the risk of price erosion as interest rates rose, we kept the fund’s duration—a measure of price sensitivity to changes in interest rates—relatively short. We accomplished this by focusing most of the fund’s new investments in bonds that had maturities between 15 and 25 years. This strategy captured most of the yield offered by the curve, but with less price volatility. Duration at the fiscal year ended August 31, 2005 was approximately 4 years and average weighted maturity was approximately 11 years. Average weighted credit quality of the fund was AA.

Overall, the fund performed well on a risk-adjusted basis. The fund’s holdings of higher-yielding bonds and our decision to sell bonds with maturities of 5 years or less both helped performance. The fund trailed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate term bonds and bonds with shorter calls, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. This left the fund a little more vulnerable as the Fed raised short-term interest rates and the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,019.30	$ 4.53
Class B	$ 1,000.00	$ 1,015.72	$ 8.23
Class C	$ 1,000.00	$ 1,015.72	$ 8.23
Class I	$ 1,000.00	$ 1,020.83	$ 3.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,017.04	$ 8.24
Class C	$ 1,000.00	$ 1,017.04	$ 8.24
Class I	$ 1,000.00	$ 1,022.08	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.38	0.39	0.40	0.45	0.48
Net realized and unrealized gains or losses on investments	(0.04)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.34	0.53	0.26	0.50	0.92

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.40)	(0.45)	(0.48)

Net asset value, end of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Total return[1]	3.43%	5.29%	2.49%	5.11%	9.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,554	$23,037	$ 20,806	$18,570	$10,577
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%	0.90%	0.89%	0.80%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.90%	0.89%	0.89%	0.89%
Net investment income (loss)	3.78%	3.79%	3.82%	4.43%	4.77%
Portfolio turnover rate	35%	35%	20%	10%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.24	$ 10.10	$ 10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.31	0.32	0.32	0.38	0.40
Net realized and unrealized gains or losses on investments	(0.04)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.27	0.46	0.18	0.43	0.84

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.32)	(0.38)	(0.40)

Net asset value, end of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Total return[1]	2.71%	4.55%	1.74%	4.33%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,507	$15,945	$ 18,053	$17,575	$15,845
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.60%	1.62%	1.55%	1.52%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.60%	1.62%	1.64%	1.64%
Net investment income (loss)	3.05%	3.08%	3.09%	3.70%	4.03%
Portfolio turnover rate	35%	35%	20%	10%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.24	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income (loss)	0.31	0.32	0.32	0.16
Net realized and unrealized gains or losses on investments	(0.04)	0.14	(0.14)	0.37

Total from investment operations	0.27	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.20	$10.24	$10.10	$10.24

Total return[2]	2.71%	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,210	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.60%	1.62%	1.55%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.60%	1.62%	1.64%[3]
Net investment income (loss)	3.05%	3.07%	3.04%	3.02%[3]
Portfolio turnover rate	35%	35%	20%	10%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.24	$ 10.10	$ 10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.41	0.42	0.42	0.48	0.50
Net realized and unrealized gains or losses on investments	(0.03)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.38	0.56	0.28	0.53	0.94

Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.42)	(0.48)	(0.50)

Net asset value, end of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Total return	3.74%	5.60%	2.76%	5.37%	9.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$184,357	$180,037	$193,141	$197,295	$64,358
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.60%	0.62%	0.54%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.60%	0.62%	0.63%	0.64%
Net investment income (loss)	4.05%	4.07%	. 409%	4.61%	5.04%
Portfolio turnover rate	35%	35%	20%	10%	26%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$799,193

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,118,908
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,355,000	1,371,314
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,114,790
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2015	1,185,000	1,211,520

		4,816,532

EDUCATION 7.9%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,849,906
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	523,668
Barnesville-Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College,
5.00%, 08/01/2025	2,000,000	2,075,680
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	780,000	795,959
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,352,784
5.75%, 11/01/2017	1,950,000	2,200,575
TUFF, Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,106,760
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	558,410
5.75%, 11/01/2012	1,000,000	1,110,220
5.75%, 11/01/2017	1,000,000	1,128,630
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	541,380
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,032,590
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,614,750

		17,891,312

ELECTRIC REVENUE 3.0%
Coweta Cnty., GA Dev. Auth. PCRB, Georgia Power Plant, Yates Proj., 4.35%,
09/01/2018, (Insd. by AMBAC)	2,000,000	2,027,360
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,224,880
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	563,836
Georgia Muni. Elec. Auth. Power RRB, Ser. A, 5.25%, 01/01/2013, (Insd. by
MBIA)	1,000,000	1,112,280
Piedmont, SC Muni. Power Agcy. RRB, South Carolina Elec., Sub. Ser. B-1, FRN,
2.34%, 01/01/2034, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	2,000,000	2,000,000

		6,928,356

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 9.0%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	$580,000	$591,554
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	136,400
Columbia Cnty., GA GO, Courthouse/Detention Proj., 5.625%, 02/01/2017,
(Insd. by MBIA)	250,000	268,980
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,318,010
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,247,023
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	550,790
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,105,550
6.125%, 03/01/2017	1,000,000	1,131,570
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,413,450
6.00%, 02/01/2014	1,000,000	1,133,290
6.75%, 07/01/2016	2,000,000	2,478,180
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	767,393
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,088,090
Ser. A, 6.45%, 08/01/2011	1,000,000	1,121,830
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	527,665
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,111,940
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	532,959

		20,524,674

GENERAL OBLIGATION - STATE 5.0%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,136,392
Ser. B:
5.75%, 03/01/2010	1,000,000	1,110,510
7.20%, 03/01/2006	1,005,000	1,026,457
Ser. C:
5.00%, 07/01/2009	1,000,000	1,070,380
6.00%, 07/01/2012	1,970,000	2,212,743
6.25%, 08/01/2011	1,140,000	1,320,371
6.50%, 04/01/2006	495,000	505,365
7.25%, 07/01/2008	1,750,000	1,946,805

		11,329,023

HOSPITAL 9.3%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	500,000	535,605
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj.,
Ser. A:
6.75%, 12/01/2016	1,600,000	1,698,896
6.75%, 12/01/2026	1,500,000	1,592,715

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	$ 2,400,000	$2,477,424
5.25%, 12/01/2022	3,690,000	3,909,260
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	983,894
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc.
Proj.:
5.50%, 05/15/2021	500,000	526,160
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,570,654
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,229,640
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB, 2005 Anticipation Cert., Southeast
Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	533,592
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 05/01/2032	1,500,000	1,596,600
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia,
Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,097,890
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%,
07/01/2035	1,425,000	1,469,588

		21,221,918

HOUSING 8.5%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.) #	3,000,000	3,154,290
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,714,434
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,169,630
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,043,930
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	745,337
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	623,572
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%,
04/01/2026	1,730,000	1,749,843
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar
Student Hsg., LLC, Ser. A, 5.375%, 02/01/2025	3,870,000	4,102,123

		19,303,159

INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,314,107
Fulton Cnty., GA Dev. Auth. PCRRB, General Motors Corp., FRN, 5.40%,
04/01/2010	2,300,000	2,300,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 2.30%, 03/01/2031	5,000,000	4,899,150
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,630,755
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Corp. Proj., 6.375%,
04/01/2021	1,000,000	1,039,650

		11,183,662

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 8.5%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.,
5.25%, 12/01/2024	$ 4,000,000	$4,244,200
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,295,506
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,413,847
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd.
by AMBAC)	1,825,000	2,050,625
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,436,261
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,485,246
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,795,525
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,616,611

		19,337,821

PRE-REFUNDED 11.3%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,024,720
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,441,063
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,268,440
Atlanta, GA Water & Sewer RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,021,420
College Park, GA Business & IDA RRB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,096,320
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,611,429
Columbia Cnty., GA Water & Sewer RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,360,764
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,417,462
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,576,218
DeKalb Cnty., GA Sch. Dist. GO, Ser. A:
6.25%, 07/01/2010	2,000,000	2,272,020
6.25%, 07/01/2011	500,000	578,235
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%,
06/01/2017	550,000	628,413
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%,
03/01/2006	2,200,000	2,237,972
Forsyth Cnty., GA Water & Sewer Auth. RB, 6.25%, 04/01/2017	1,000,000	1,135,390
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	456,121
Georgia GO, ETM, Ser. C, 6.50%, 04/01/2006	5,000	5,108
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB:
2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%,
08/01/2016, (Insd. by MBIA)	1,235,000	1,294,416
Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016,
(Insd. by MBIA)	305,000	319,576
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	557,050
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,245,000	1,321,680

		25,623,817

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.0%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt.
Proj., Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	$ 1,000,000	$1,054,860
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012,
(Insd. by MBIA)	1,250,000	1,388,187
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,106,590
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,019,520

		4,569,157

RESOURCE RECOVERY 1.4%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, FRN:
3.10%, 04/01/2033	2,250,000	2,229,727
3.65%, 04/01/2033	1,000,000	1,000,550

		3,230,277

SPECIAL TAX 1.1%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,439,128
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,049,540

		2,488,668

TOBACCO REVENUE 2.3%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%,
05/15/2022	4,785,000	5,141,913

TRANSPORTATION 2.4%
Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%, 07/01/2011,
(Insd. by AMBAC)	2,000,000	2,282,840
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	2,000,000	2,187,200
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	1,000,000	1,075,330

		5,545,370

WATER & SEWER 17.7%
Atlanta, GA Water & Wastewater RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,057,990
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,453,490
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,166,298
Clayton Cnty., GA Water Auth. Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,918,488
5.625%, 05/01/2020	2,000,000	2,258,700
6.25%, 05/01/2016	2,000,000	2,281,220
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,378,668
Coweta Cnty., GA Dev. Auth. RB, Newman Water, Sewage & Light Commission
Proj., 5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,213,600
Coweta Cnty., GA Water & Sewer Auth. RRB, 5.00%, 06/01/2015, (Insd. by FSA)	1,540,000	1,712,264

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
DeKalb Cnty., GA Water & Sewer RB:
5.375%, 10/01/2018	$ 1,000,000	$1,097,430
5.375%, 10/01/2019	1,000,000	1,097,430
5.375%, 10/01/2020	1,000,000	1,090,090
5.625%, 10/01/2017	5,020,000	5,582,039
Fulton Cnty., GA Water & Sewer RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,436,089
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,096,120
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,081,430
Gwinnett Cnty., GA Water & Sewer Auth. RB, 5.00%, 08/01/2017	2,000,000	2,147,360
Henry Cnty., GA Water & Sewer Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,109,240
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd.
by AMBAC)	1,530,000	1,725,182
Maury Cnty., TN Indl. Dev. Board Sewer Disposal Facs. RB, Saturn Corp Proj., FRN,
4.92%, 09/01/2027	2,000,000	2,000,000
Peachtree City, GA Water & Sewer Auth. RB, Ser. A, 5.45%, 03/01/2017	300,000	316,884
Virgin Islands Water & Power Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	779,115
5.30%, 07/01/2018	1,250,000	1,284,100

		40,283,227

Total Municipal Obligations (cost $207,469,251)		220,218,079

	Shares	Value

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $7,989,015)	7,989,015	7,989,015

Total Investments (cost $215,458,266) 100.3%		228,207,094
Other Assets and Liabilities (0.3%)		(578,737)

Net Assets 100.0%		$227,628,357

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of August 31, 2005:
Georgia		79.7%
South Carolina		7.5%
Virginia		2.4%
Puerto Rico		1.7%
U.S. Virgin Islands		1.3%
Maryland		1.0%
Florida		1.0%
Tennessee		0.9%
Pennsylvania		0.5%
Texas		0.5%
Non-state specific		3.5%

		100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):
AAA		53.1%
AA		18.6%
A		12.6%
BBB		12.7%
NR		3.0%

		100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):
Less than 1 year		11.3%
1 to 3 year(s)		6.8%
3 to 5 years		9.8%
5 to 10 years		15.9%
10 to 20 years		49.5%
20 to 30 years		5.3%
Greater than 30 years		1.4%

		100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $207,469,251)	$220,218,079
Investments in affiliates, at value (cost $7,989,015)	7,989,015

Total investments	228,207,094
Cash	4,016
Receivable for securities sold	1,047,352
Receivable for Fund shares sold	592,093
Interest receivable	2,948,330
Prepaid expenses and other assets	14,837

Total assets	232,813,722

Liabilities
Dividends payable	671,174
Payable for securities purchased	4,194,369
Payable for Fund shares redeemed	288,719
Advisory fee payable	2,499
Due to other related parties	1,006
Accrued expenses and other liabilities	27,598

Total liabilities	5,185,365

Net assets	$227,628,357

Net assets represented by
Paid-in capital	$217,516,385
Overdistributed net investment income	(210,152)
Accumulated net realized losses on investments	(2,426,704)
Net unrealized gains on investments	12,748,828

Total net assets	$227,628,357

Net assets consists of
Class A	$26,553,816
Class B	13,507,036
Class C	3,210,207
Class I	184,357,298

Total net assets	$227,628,357

Shares outstanding (unlimited number of shares authorized)
Class A	2,604,151
Class B	1,324,685
Class C	314,842
Class I	18,080,180

Net asset value per share
Class A	$10.20
Class A — Offering price (based on sales charge of 4.75%)	$10.71
Class B	$10.20
Class C	$10.20
Class I	$10.20

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$10,270,328
Income from affiliates	47,853

Total investment income	10,318,181

Expenses
Advisory fee	928,370
Distribution Plan expenses
Class A	77,756
Class B	147,798
Class C	30,730
Administrative services fee	220,405
Transfer agent fees	32,587
Trustees’ fees and expenses	3,081
Printing and postage expenses	22,432
Custodian and accounting fees	67,300
Registration and filing fees	63,187
Professional fees	25,900
Other	9,221

Total expenses	1,628,767
Less: Expense reductions	(1,989)
Expense reimbursements	(5,800)

Net expenses	1,620,978

Net investment income	8,697,203

Net realized and unrealized gains or losses on investments
Net realized gains on investments	99,357
Net change in unrealized gains or losses on investments	(918,532)

Net realized and unrealized gains or losses on investments	(819,175)

Net increase in net assets resulting from operations	$7,878,028

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$8,697,203		$9,010,778
Net realized gains on investments		99,357		880,609
Net change in unrealized gains or losses
on investments		(918,532)		2,468,403

Net increase in net assets resulting from
operations		7,878,028		12,359,790

Distributions to shareholders from
Net investment income
Class A		(978,752)		(824,158)
Class B		(453,653)		(542,569)
Class C		(94,636)		(102,081)
Class I		(7,216,477)		(7,560,784)

Total distributions to shareholders		(8,743,518)		(9,029,592)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	734,646	7,515,097	974,504	9,999,525
Class B	103,881	1,059,979	91,410	937,444
Class C	107,559	1,095,492	198,741	2,046,749
Class I	3,418,202	34,832,577	4,461,353	45,587,403

		44,503,145		58,571,121

Net asset value of shares issued in
reinvestment of distributions
Class A	60,328	615,546	47,986	491,176
Class B	30,003	306,173	35,384	362,458
Class C	5,714	58,305	5,958	60,996
Class I	12,144	123,882	24,881	255,888

		1,103,906		1,170,518

Automatic conversion of Class B
shares to Class A shares
Class A	112,681	1,149,519	74,022	753,996
Class B	(112,681)	(1,149,519)	(74,022)	(753,996)

		0		0

Payment for shares redeemed
Class A	(553,605)	(5,644,362)	(905,771)	(9,196,820)
Class B	(253,866)	(2,592,602)	(282,262)	(2,873,642)
Class C	(123,287)	(1,257,887)	(163,618)	(1,671,711)
Class I	(2,934,700)	(29,963,798)	(6,018,670)	(61,849,945)

		(39,458,649)		(75,592,118)

Net increase (decrease) in net assets
resulting from capital share transactions		6,148,402		(15,850,479)

Total increase (decrease) in net assets		5,282,912		(12,520,281)
Net assets
Beginning of period		222,345,445		234,865,726

End of period	$ 227,628,357		$ 222,345,445

Overdistributed net investment income		$(210,152)		$(164,000)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2005, the following amounts were reclassified:

Overdistributed net investment income	$163
Accumulated net realized losses on investments	(163)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $43 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,757.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $5,134 from the sale of Class A shares and $33,411 and $248 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $75,654,623 and $75,235,314, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $215,459,916. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,847,171 and $99,993, respectively, with a net unrealized appreciation of $12,747,178.

As of August 31, 2005, the Fund had $2,425,054 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$403,600	$1,413,932	$284,582	$322,940

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2005, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$210,152	$12,747,178	$2,425,054

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$50,635	$25,186
Exempt-Interest Income	8,692,883	9,004,406

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

24

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Georgia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Georgia Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and state income tax is 99.42% .

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567742 rv2 10/2005

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Maryland Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990
	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

Average annual return*

1-year with sales charge	-1.18%	-1.99%	2.01%	N/A

1-year w/o sales charge	3.73%	3.01%	3.01%	4.04%

5-year	4.08%	4.00%	4.34%	5.39%

10-year	4.00%	3.96%	4.07%	4.77%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.73% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31% .

The fund seeks current income exempt from federal income tax and Maryland state income taxes, as is consistent with preservation of capital.

The overall fixed income market—including the municipal bond market—saw a substantial flattening of the yield curve during the fiscal year. This flattening occurred as short-term interest rates rose, largely in response to the actions of the U.S. Federal Reserve, while long-term interest rates actually declined. As a consequence, the prices of long-term bonds tended to rise with the declining rates, while the prices of many short-term instruments declined with the rising rates. During the fiscal year, this trend was interrupted by short-term, periodic volatility in which short-term investments outperformed.

As a general rule, the goal of maintaining a competitive dividend as yields dropped encouraged investors to accept additional credit risk. Consequently, lower-rated, higher-yielding municipal bonds outperformed higher quality bonds. The supportive backdrop and strong demand for municipal bonds led to the steady replenishment of supply in municipal bonds. New issuance during the twelve months exceeded $384 billion.

Our investments in long-term holdings in the lower-rated portion of the investment-grade universe helped stabilize our yield. Hospital bonds, which account for more than 20% of the fund’s investments and span the rating spectrum from AAA to BBB, also supported the fund’s performance. Average weighted credit quality of the fund was A+ at the fiscal year end.

During the year, the fixed income markets were impacted by periodic bursts of price volatility brought on by concerns about rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina. We kept the fund defensively positioned to guard against the possibility of a back-up in long-term rates. However, the fund’s short duration —which is a measure of sensitivity to the changes in interest rates—and our avoidance of longer-maturity bonds hurt the fund’s performance. The fund trailed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index. The fund’s positioning was consistent with our long-term strategy emphasizing yield and price stability rather than total return. At the end of the fiscal year on August 31, 2005, the portfolio’s duration was approximately 4 years and average weighted maturity of holdings was approximately 10 years.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,019.39	$ 5.09
Class B	$ 1,000.00	$ 1,015.82	$ 8.79
Class C	$ 1,000.00	$ 1,015.82	$ 8.79
Class I	$ 1,000.00	$ 1,020.93	$ 3.72
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.16	$ 5.09
Class B	$ 1,000.00	$ 1,016.48	$ 8.79
Class C	$ 1,000.00	$ 1,016.48	$ 8.79
Class I	$ 1,000.00	$ 1,021.53	$ 3.72

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Income from investment operations
Net investment income (loss)	0.41	0.41	0.46	0.46	0.48
Net realized and unrealized gains or losses on investments	0	0.14	(0.20)	0.13	0.44
Total from investment operations	0.41	0.55	0.26	0.59	0.92

Distributions to shareholders from
Net investment income	(0.41)	(0.41)	(0.46)	(0.46)	(0.49)

Net asset value, end of period	$ 11.07	$ 11.07	$ 10.93	$ 11.13	$ 11.00

Total return[1]	3.73%	5.11%	2.30%	5.56%	8.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,121	$21,719	$22,806	$23,224	$22,771
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	1.05%	0.95%	0.94%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.05%	0.95%	0.94%	0.94%
Net investment income (loss)	3.67%	3.72%	4.09%	4.24%	4.49%
Portfolio turnover rate	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$10.93	$ 11.13	$11.00	$10.57

Income from investment operations
Net investment income (loss)	0.33	0.33	0.38	0.38	0.40
Net realized and unrealized gains or losses on investments	0	0.14	(0.21)	0.13	0.44
Total from investment operations	0.33	0.47	0.17	0.51	0.84

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.37)	(0.38)	(0.41)

Net asset value, end of period	$11.07	$11.07	$ 10.93	$11.13	$11.00

Total return[1]	3.01%	4.38%	1.55%	4.77%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,511	$9,653	$11,028	$9,161	$5,566
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.76%	1.68%	1.69%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.76%	1.68%	1.69%	1.70%
Net investment income (loss)	2.95%	3.02%	3.35%	3.48%	3.70%
Portfolio turnover rate	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$10.93	$11.13	$11.00	$10.57

Income from investment operations
Net investment income (loss)	0.33	0.33	0.37	0.38	0.41
Net realized and unrealized gains or losses on investments	0	0.14	(0.20)	0.13	0.43
Total from investment operations	0.33	0.47	0.17	0.51	0.84

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.37)	(0.38)	(0.41)

Net asset value, end of period	$11.07	$11.07	$10.93	$11.13	$11.00

Total return[1]	3.01%	4.38%	1.55%	4.77%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,709	$3,637	$4,109	$3,132	$1,309
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.76%	1.68%	1.69%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.76%	1.68%	1.69%	1.71%
Net investment income (loss)	2.94%	3.02%	3.34%	3.47%	3.42%
Portfolio turnover rate	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Income from investment operations
Net investment income (loss)	0.44	0.44	0.49	0.49	0.51
Net realized and unrealized gains or losses on investments	0	0.14	(0.20)	0.13	0.44
Total from investment operations	0.44	0.58	0.29	0.62	0.95

Distributions to shareholders from
Net investment income	(0.44)	(0.44)	(0.49)	(0.49)	(0.52)

Net asset value, end of period	$ 11.07	$ 11.07	$ 10.93	$ 11.13	$ 11.00

Total return	4.04%	5.43%	2.57%	5.82%	9.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,215	$42,744	$37,036	$33,007	$23,720
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.76%	0.68%	0.69%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.76%	0.68%	0.69%	0.70%
Net investment income (loss)	3.94%	4.00%	4.36%	4.47%	4.74%
Portfolio turnover rate	23%	35%	24%	20%	6%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.4%
COMMUNITY DEVELOPMENT DISTRICT 7.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$409,000	$433,143
6.625%, 07/01/2025	1,000,000	1,065,590
Maryland Cmnty. Dev. Administration RB, FRN, 2.52%, 09/01/2035	4,000,000	4,000,000

		5,498,733

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	450,000	455,418
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A,
6.00%, 01/01/2015	350,000	365,152

		820,570

EDUCATION 14.3%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,277,909
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,267,289
6.00%, 06/01/2021	1,000,000	1,099,210
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	551,655
5.625%, 07/01/2020	680,000	740,370
5.625%, 07/01/2022	280,000	303,472
Goucher College, 5.375%, 07/01/2025	1,450,000	1,556,850
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	562,611
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	858,253
6.00%, 05/01/2035	1,000,000	1,038,760
Saint Mary’s College, MD Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,136,730
University of Maryland Sys. Auxiliary Facs. & Tuition RB, Ser. A, 5.00%,
04/01/2013	500,000	552,890

		10,945,999

ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,000,000	1,109,900

GENERAL OBLIGATION – LOCAL 10.0%
Baltimore, MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 10/15/2020	1,675,000	1,845,482
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	549,090
5.00%, 08/01/2016	1,160,000	1,292,344
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2019	1,000,000	1,103,240
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.375%, 01/01/2007	1,500,000	1,549,740
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	71,049
5.25%, 10/01/2019	1,150,000	1,262,723

		7,673,668

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 23.3%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	$915,000	$1,014,186
6.00%, 07/01/2017	830,000	915,307
6.00%, 07/01/2020	1,485,000	1,630,233
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,324,860
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	960,000	961,315
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,077,530
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	343,817
5.50%, 07/01/2022	350,000	376,548
5.75%, 07/01/2020	500,000	548,390
Univ. Hlth. Sys., FRN, 2.26%, 07/01/2023	2,815,000	2,815,000
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,428,245
5.75%, 07/01/2021	1,000,000	1,083,160
6.625%, 07/01/2020	1,000,000	1,118,310
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj.,
5.70%, 07/01/2020	925,000	998,917
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A,
6.00%, 01/15/2022	2,000,000	2,207,720

		17,843,538

HOUSING 12.1%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,021,940
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	495,000	512,483
Ser. A, 5.125%, 05/15/2017	460,000	484,339
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,117,719
Ser. A:
5.50%, 07/01/2022	1,000,000	1,056,390
5.875%, 07/01/2021	500,000	523,155
Ser. H, 5.70%, 09/01/2022	1,750,000	1,797,162
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. B, 5.00%, 08/01/2008	100,000	101,616
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	998,564
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	263,278
5.35%, 07/01/2021	500,000	522,290
6.00%, 07/01/2014	250,000	252,825
6.00%, 07/01/2020	180,000	190,238
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	385,000	405,852

		9,247,851

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,011,520
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A,
7.50%, 09/01/2015	1,230,000	1,392,483

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	$ 1,600,000	$1,767,376
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,036,400

		5,207,779

LEASE 5.9%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A,
8.00%, 08/15/2020	311,000	447,992
Maryland Econ. Dev. Corp. Lease RB, Montgomery Cnty., Wayne Ave. Proj., 5.25%,
09/15/2014	1,000,000	1,111,290
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,840,374
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,104,680

		4,504,336

MISCELLANEOUS REVENUE 4.7%
Anne Arundel Cnty., MD RB, Cons. Gen. Impt., 5.00%, 03/01/2017	2,240,000	2,479,030
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,159,170

		3,638,200

PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,294,956

SOLID WASTE 0.1%
North East, MD Waste Disp. Auth. RB, Montgomery Cnty. Resource Recovery Proj.,
Ser. A, 6.00%, 07/01/2007	50,000	51,945

TRANSPORTATION 3.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019,
(Insd. by FGIC)	1,000,000	1,113,150
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010,
(Insd. by FGIC)	300,000	338,184
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	870,655

		2,321,989

WATER & SEWER 3.8%
Baltimore, MD Water Proj. RRB, Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,723,710
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,159,780

		2,883,490

Total Municipal Obligations (cost $69,695,748)		73,042,954

	Shares	Value

SHORT-TERM INVESTMENTS 4.0%
MUTUAL FUND SHARES 4.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,073,515)	3,073,515	3,073,515

Total Investments (cost $72,769,263) 99.4%		76,116,469
Other Assets and Liabilities 0.6%		440,194

Net Assets 100.0%		$76,556,663

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2005:

Maryland	86.4%
Pennsylvania	2.9%
Puerto Rico	2.9%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.5%
Non-state specific	4.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):

AAA	36.7%
AA	20.6%
A	25.4%
BBB	10.4%
NR	6.9%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):

Less than 1 year	19.5%
1 to 3 year(s)	9.5%
3 to 5 years	26.7%
5 to 10 years	42.8%
10 to 20 years	1.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $69,695,748)	$73,042,954
Investments in affiliates, at value (cost $3,073,515)	3,073,515

Total investments	76,116,469
Cash	1,606
Interest receivable	889,503
Prepaid expenses and other assets	17,382

Total assets	77,024,960

Liabilities
Dividends payable	173,849
Payable for Fund shares redeemed	253,991
Advisory fee payable	647
Due to other related parties	557
Accrued expenses and other liabilities	39,253

Total liabilities	468,297

Net assets	$76,556,663

Net assets represented by
Paid-in capital	$74,617,345
Overdistributed net investment income	(57,591)
Accumulated net realized losses on investments	(1,350,297)
Net unrealized gains on investments	3,347,206

Total net assets	$76,556,663

Net assets consists of
Class A	$22,121,422
Class B	8,511,250
Class C	3,708,951
Class I	42,215,040

Total net assets	$76,556,663

Shares outstanding (unlimited number of shares authorized)
Class A	1,998,396
Class B	768,903
Class C	335,068
Class I	3,813,722

Net asset value per share
Class A	$11.07
Class A — Offering price (based on sales charge of 4.75%)	$11.62
Class B	$11.07
Class C	$11.07
Class I	$11.07

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$3,564,107
Income from affiliates	46,525

Total investment income	3,610,632

Expenses
Advisory fee	324,825
Distribution Plan expenses
Class A	64,591
Class B	91,011
Class C	36,229
Administrative services fee	77,117
Transfer agent fees	34,246
Trustees’ fees and expenses	1,173
Printing and postage expenses	19,510
Custodian and accounting fees	24,784
Registration and filing fees	53,545
Professional fees	22,595
Other	3,205

Total expenses	752,831
Less: Expense reductions	(687)
Expense reimbursements	(4,750)

Net expenses	747,394

Net investment income	2,863,238

Net realized and unrealized gains or losses on investments
Net realized gains on investments	48,390
Net change in unrealized gains or losses on investments	(63,157)

Net realized and unrealized gains or losses on investments	(14,767)

Net increase in net assets resulting from operations	$2,848,471

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$2,863,238		$2,873,848
Net realized gains on investments		48,390		100,227
Net change in unrealized gains or
losses on investments		(63,157)		878,666

Net increase in net assets resulting from
operations		2,848,471		3,852,741

Distributions to shareholders from
Net investment income
Class A		(789,825)		(815,672)
Class B		(270,343)		(313,054)
Class C		(107,625)		(124,032)
Class I		(1,711,291)		(1,628,307)

Total distributions to shareholders		(2,879,084)		(2,881,065)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	282,317	3,112,433	190,799	2,096,784
Class B	28,569	316,020	73,376	811,388
Class C	47,394	524,398	91,207	1,008,426
Class I	506,924	5,613,774	845,998	9,348,817

		9,566,625		13,265,415

Net asset value of shares issued in
reinvestment of distributions
Class A	44,333	490,156	47,999	530,447
Class B	16,291	180,118	19,010	210,089
Class C	3,819	42,223	5,641	62,410
Class I	2,714	30,011	4,911	54,269

		742,508		857,215

Automatic conversion of Class B shares
to Class A shares
Class A	44,700	492,872	19,276	211,745
Class B	(44,700)	(492,872)	(19,276)	(211,745)

		0		0

Payment for shares redeemed
Class A	(334,482)	(3,693,783)	(383,115)	(4,214,851)
Class B	(103,023)	(1,139,558)	(210,252)	(2,321,703)
Class C	(44,588)	(493,580)	(144,310)	(1,618,288)
Class I	(556,275)	(6,148,009)	(378,955)	(4,165,139)

		(11,474,930)		(12,319,981)

Net increase (decrease) in net
assets resulting from capital share
transactions		(1,165,797)		1,802,649

Total increase (decrease) in net assets		(1,196,410)		2,774,325
Net assets
Beginning of period		77,753,073		74,978,748

End of period		$76,556,663		$77,753,073

Overdistributed net investment income		$(57,591)		$(41,745)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $15 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,735.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $3,192 from the sale of Class A shares and $14,919 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,153,598 and $19,739,513, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $72,769,263. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,364,014 and $16,808, respectively, with a net unrealized appreciation of $3,347,206.

As of August 31, 2005, the Fund had $1,350,297 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$167,269	$804,652	$141,047	$14,131	$223,198

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$57,591	$ 3,347,206	$1,350,297

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$6,034	$6,144

Exempt-Interest Income	2,873,050	2,874,921

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

22

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Maryland Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Maryland Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.79% ..

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1  Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2  Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of June 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567749 rv2 10/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567749 rv2 10/2005

Evergreen North Carolina Municipal Bond Fund

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen North Carolina Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

Average annual return*

1-year with sales charge	-1.48%	-2.29%	1.70%	N/A

1-year w/o sales charge	3.42%	2.70%	2.70%	3.72%

5-year	4.18%	4.10%	4.68%	5.49%

10-year	4.74%	4.48%	5.00%	5.53%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.42% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31% .

The fund seeks current income exempt from federal income tax and North Carolina state income taxes, as is consistent with preservation of capital.

Municipal bond performance was highly influenced by the continuing compression of the difference between the yields of short-term and long-term securities during the fiscal year. This flattening of the yield curve was caused by falling yields of longer-maturity bonds while the yields of shorter-maturity securities were rising. The shorter-maturity securities—those with maturities of five years or less—were more directly influenced by the actions of the Federal Reserve (Fed). As the Fed continued to raise rates in an effort to control inflationary pressures, longer-term rates actually declined. The Fed acted in the face of persistent growth in the overall economy, which raised the prospect of increasing inflationary pressures. These concerns about inflation were exacerbated by the rapidly rising cost of oil, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina.

The strength of the economy led to strong performance by lower-rated, higher-yielding municipal securities, which investors sought out for their income advantages. As a consequence of the strong demand, the yield spreads between higher and lower-rated securities grew tighter and lower-rated bonds outperformed higher-rated bonds. The credit rating of North Carolina’s general obligation bonds remained unchanged at AA, although the improving economy helped to increase tax revenues for the state.

As the fiscal year progressed, we reduced our positions in shorter-maturity bonds, reinvesting in longer-maturity bonds—especially in the intermediate part of the yield curve—where we could gain greater price stability and more income and take advantage of the more attractive relative values compared with similar-maturity taxable bonds. We retained our emphasis on higher-quality bonds. At the end of the fiscal year, on August 31, 2005, average weighted credit quality was AA. The average weighted maturity of portfolio holdings was approximately 11 years and average weighted duration was approximately 4.6 years. We also reduced our exposure to securities subject to the federal alternative minimum tax.

The fund underperformed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate-term bonds, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. As the yield curve flattened during the fiscal year, longer maturity securities outperformed intermediates.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	03/01/2005	08/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,020.37	$ 4.33
Class B	$ 1,000.00	$ 1,016.79	$ 8.03
Class C	$ 1,000.00	$ 1,016.79	$ 8.03
Class I	$ 1,000.00	$ 1,021.90	$ 2.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.92	$ 4.33
Class B	$ 1,000.00	$ 1,017.24	$ 8.03
Class C	$ 1,000.00	$ 1,017.24	$ 8.03
Class I	$ 1,000.00	$ 1,022.28	$ 2.96

* For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.38	0.39	0.42	0.49	0.50
Net realized and unrealized gains or losses on investments	(0.03)	0.21	(0.17)	0.07	0.36

Total from investment operations	0.35	0.60	0.25	0.56	0.86

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.42)	(0.49)	(0.50)

Net asset value, end of period	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Total return[1]	3.42%	5.94%	2.36%	5.56%	8.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,119	$72,037	$82,895	$72,700	$35,930
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.88%	0.75%	0.65%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.88%	0.86%	0.86%	0.86%
Net investment income (loss)	3.66%	3.76%	4.01%	4.65%	4.96%
Portfolio turnover rate	36%	15%	49%	20%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.31	0.32	0.34	0.40	0.42
Net realized and unrealized gains or losses on securities	(0.03)	0.21	(0.17)	0.08	0.36

Total from investment operations	0.28	0.53	0.17	0.48	0.78

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.34)	(0.41)	(0.42)

Net asset value, end of period	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Total return[1]	2.70%	5.21%	1.60%	4.77%	8.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,332	$14,254	$16,965	$18,372	$24,542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.58%	1.49%	1.40%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.58%	1.59%	1.61%	1.60%
Net investment income (loss)	2.94%	3.06%	3.26%	3.96%	4.21%
Portfolio turnover rate	36%	15%	49%	20%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.47	$10.26	$10.43	$10.09

Income from investment operations
Net investment income (loss)	0.31	0.32	0.34[2]	0.17
Net realized and unrealized gains or losses on securities	(0.03)	0.21	(0.17)	0.34

Total from investment operations	0.28	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.44	$10.47	$10.26	$10.43

Total return[3]	2.70%	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,578	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.58%	1.49%	1.40%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.58%	1.59%	1.61%[4]
Net investment income (loss)	2.93%	3.05%	3.20%	3.14%[4]
Portfolio turnover rate	36%	15%	49%	20%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.41	0.42	0.44	0.51	0.52
Net realized and unrealized gains or losses on investments	(0.03)	0.21	(0.17)	0.07	0.36

Total from investment operations	0.38	0.63	0.27	0.58	0.88

Distributions to shareholders from
Net investment income	(0.41)	(0.42)	(0.44)	(0.51)	(0.52)

Net asset value, end of period	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Total return	3.72%	6.26%	2.62%	5.82%	9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$565,799	$566,314	$571,136	$599,628	$202,991
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.58%	0.49%	0.39%	0.35%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.58%	0.59%	0.60%	0.61%
Net investment income (loss)	3.93%	4.06%	4.26%	4.82%	5.21%
Portfolio turnover rate	36%	15%	49%	20%	10%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 93.2%
AIRPORT 2.1%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$3,021,959
Piedmont Triad Arpt. Auth. RB, Ser. A:
5.00%, 07/01/2017, (Insd. by XL Capital Assurance, Inc.)	1,370,000	1,499,068
5.00%, 07/01/2018, (Insd. by XL Capital Assurance, Inc.)	1,440,000	1,569,499
5.00%, 07/01/2019, (Insd. by XL Capital Assurance, Inc.)	1,515,000	1,647,366
5.00%, 07/01/2020, (Insd. by XL Capital Assurance, Inc.)	1,540,000	1,670,623
5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,145,938
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,270,510

		13,824,963

CONTINUING CARE RETIREMENT COMMUNITY 4.4%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,367
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,070,225
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,195,448
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,251,373
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,408,403
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,760,202
Ser. C:
3.80%, 10/01/2007	2,400,000	2,384,040
4.65%, 10/01/2034	2,000,000	2,017,360
First Mtge. United Methodist Retirement Homes:
Ser. A:
5.25%, 10/01/2025	800,000	823,840
5.50%, 10/01/2035	3,900,000	3,998,124
Ser. C:
4.875%, 10/01/2051 #	1,000,000	1,005,180
5.125%, 10/01/2019 #	1,250,000	1,272,313
5.50%, 10/01/2032 #	4,500,000	4,588,380
Givens Estates Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,216,120

		28,741,375

EDUCATION 6.8%
Appalachian State Univ., North Carolina RB:
5.00%, 07/15/2022, (Insd. by MBIA)	2,705,000	2,939,821
5.00%, 07/15/2023, (Insd. by MBIA)	2,350,000	2,547,987
5.00%, 07/15/2024, (Insd. by MBIA)	2,005,000	2,170,513
5.25%, 07/15/2020, (Insd. by MBIA)	1,000,000	1,120,140
Catawba Cnty., NC COP, Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,977,174
5.25%, 06/01/2024, (Insd. by MBIA)	1,000,000	1,096,880
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A,
5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,104,093

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
North Carolina State Univ. at Raleigh RB, Ser. A, 5.00%, 10/01/2018,
(Insd. by AMBAC)	$3,880,000	$4,277,118
North Carolina Student Edl. Assistance Auth. RB:
Ser. A:
6.05%, 07/01/2010	1,000,000	1,021,600
6.30%, 07/01/2015	2,000,000	2,043,060
Ser. C, 6.35%, 07/01/2016	2,375,000	2,460,904
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,790,000	4,170,478
5.375%, 12/01/2016	3,995,000	4,390,585
University of North Carolina at Wilmington COP:
5.25%, 06/01/2019, (Insd. by FGIC)	1,300,000	1,451,190
5.25%, 06/01/2021, (Insd. by FGIC)	1,700,000	1,888,921
5.25%, 06/01/2022, (Insd. by FGIC)	1,000,000	1,109,420
5.25%, 06/01/2023, (Insd. by FGIC)	1,115,000	1,235,085
5.25%, 06/01/2024, (Insd. by FGIC)	1,175,000	1,299,550
5.25%, 06/01/2025, (Insd. by FGIC)	1,240,000	1,369,320
5.25%, 06/01/2026, (Insd. by FGIC)	1,305,000	1,436,661
University of North Carolina Sys. Pool RB, Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,285,192
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,221,814
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,283,667

		44,901,173

ELECTRIC REVENUE 9.0%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,268,300
6.50%, 01/01/2018	3,750,000	4,529,025
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,152,949
Ser. B:
6.00%, 01/01/2022	5,415,000	6,444,500
7.00%, 01/01/2008	1,000,000	1,083,320
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,540,590
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,263,616
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,146,368
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) (n)	8,825,000	7,920,614
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,275,300
Ser. B, 6.375%, 01/01/2013	5,000,000	5,560,600

		59,185,182

GENERAL OBLIGATION - LOCAL 9.3%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,494,611
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,061,570
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,654,665

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	$1,300,000	$1,348,321
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,353,507
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,452,038
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	8,147,599
5.25%, 02/01/2021	6,790,000	7,226,936
5.60%, 06/01/2025	4,490,000	5,045,368
Eden Cnty., NC GO:
5.75%, 06/01/2006, (Insd. by FSA)	825,000	842,383
5.75%, 06/01/2007, (Insd. by FSA)	815,000	852,889
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,182,828
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,219,420
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,219,420
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,783,888
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,095,510
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,175,799
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,803,143
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,835,189
Mecklenburg Cnty., NC GO, Ser. B, 4.80%, 03/01/2009	4,405,000	4,516,050
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,701,408
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,247,216
Orange Cnty., NC GO, 5.30%, 04/01/2015	1,115,000	1,234,338
Wake Cnty., NC GO:
4.60%, 03/01/2012	5,460,000	5,619,214
Ser. B, 5.25%, 02/01/2017	1,000,000	1,116,590

		61,229,900

GENERAL OBLIGATION - STATE 5.6%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,825,283
North Carolina GO:
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,259,880
Ser. A:
4.75%, 04/01/2014	11,035,000	11,721,377
5.00%, 03/01/2018	15,405,000	16,901,288
5.10%, 03/01/2008	1,000,000	1,037,150

		36,744,978

HOSPITAL 14.5%
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,028,990
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,401,648
5.25%, 10/01/2011	900,000	958,275

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj.,
Ser. C, 5.75%, 11/15/2032	$5,000,000	$5,517,850
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,072,248
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	154,913
5.50%, 09/01/2011	400,000	428,640
5.60%, 09/01/2012	550,000	596,282
5.80%, 09/01/2014	875,000	954,572
5.90%, 09/01/2015	825,000	903,540
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,415,800
North Carolina Med. Care Commission Hlth. Care Facs. RB:
5.00%, 01/01/2018, (Insd. by FGIC)	1,900,000	2,060,550
5.00%, 01/01/2020, (Insd. by FGIC)	1,380,000	1,487,654
North Carolina Med. Care Commission RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,232,140
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,762,052
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,058,280
5.50%, 02/15/2015	1,000,000	1,029,590
5.50%, 02/15/2019	1,000,000	1,029,030
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,930,608
6.50%, 10/01/2005	1,110,000	1,113,130
6.50%, 10/01/2006	1,180,000	1,221,607
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Insd. by Radian Group, Inc.)	1,355,000	1,497,112
5.50%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,590,000	1,740,637
5.50%, 10/01/2018, (Insd. by Radian Group, Inc.)	685,000	747,931
Mission St. Joseph’s Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,142,554
5.25%, 10/01/2014	1,575,000	1,715,852
5.25%, 10/01/2015	2,210,000	2,397,585
Morehead Mem. Hosp.:
5.00%, 11/01/2020, (Insd. by FHA & FSA)	7,270,000	7,853,781
5.00%, 11/01/2026, (Insd. by FHA & FSA)	4,000,000	4,271,560
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,415,785
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,410,284
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,221,506
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,262,254
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,522,455
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,562,217
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,600,858
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,591,283
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,218,500

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB: continued
Transylvania Cmnty. Hosp., Inc.:
5.00%, 10/01/2005	$175,000	$175,102
5.05%, 10/01/2006	185,000	186,301
5.15%, 10/01/2007	190,000	192,630
5.50%, 10/01/2012	1,130,000	1,153,719
5.75%, 10/01/2019	1,090,000	1,112,149
Wake Cnty. Hosp. Sys., 5.375%, 10/01/2026	1,075,000	1,137,543
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,586,427
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,289,525
5.30%, 12/01/2009	3,000,000	3,102,390
Saint Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Proj.,
6.00%, 11/15/2030	1,500,000	1,633,665
University of North Carolina at Chapel Hill Hosp. RB, Ser. A:
5.00%, 02/01/2009	520,000	546,728
5.00%, 02/01/2014	2,000,000	2,163,500
5.00%, 02/01/2015	1,940,000	2,101,524

		94,910,756

HOUSING 4.3%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	620,000	639,394
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,215,000	1,216,786
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,198,323
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	585,000	587,913
Ser. 8-A:
5.95%, 01/01/2027	1,325,000	1,356,177
6.00%, 07/01/2011	795,000	834,877
6.10%, 07/01/2013	925,000	963,212
Ser. 9-A:
5.60%, 07/01/2016	3,080,000	3,208,621
5.80%, 01/01/2020	4,980,000	5,205,245
5.875%, 07/01/2031	5,690,000	5,937,629
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,605,413
North Carolina HFA SFHRB:
Ser. W, 6.20%, 09/01/2009	90,000	90,245
Ser. EE, 5.90%, 09/01/2013	530,000	544,935
Ser. II, 6.20%, 03/01/2016	2,045,000	2,109,131
Ser. JJ, 6.15%, 03/01/2011	1,650,000	1,696,316
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 1.25%, 11/01/2030 • (h) +	3,545,000	106,350

		28,300,567

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.10%, 07/01/2014	$2,030,000	$2,116,945
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, International Paper
Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,106,620
6.15%, 04/01/2021	1,750,000	1,819,493
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, National Gypsum Co.
Proj., 5.75%, 08/01/2035	10,880,000	11,371,341
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,729,225
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,548,225
6.25%, 09/01/2025	2,750,000	2,808,822
Ser. A, 5.75%, 12/01/2025	2,150,000	2,182,572
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,070,810
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,762,433

		37,516,486

LEASE 16.8%
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	924,059
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	865,026
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,265,563
5.25%, 02/01/2017	2,040,000	2,264,074
5.25%, 02/01/2018	2,040,000	2,259,647
Catawba Cnty., NC COP:
5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,185,228
5.25%, 06/01/2021, (Insd. by MBIA)	1,950,000	2,175,108
Charlotte, NC COP:
Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,553,311
5.50%, 08/01/2017	10,390,000	11,687,399
5.50%, 08/01/2018	5,800,000	6,511,544
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,733,950
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,115,000	1,228,217
Durham, NC COP:
5.00%, 05/01/2007	1,000,000	1,033,440
5.00%, 04/01/2011	1,640,000	1,778,892
5.00%, 05/01/2014	1,500,000	1,594,110
5.25%, 04/01/2013	1,270,000	1,397,343
5.25%, 04/01/2015	1,020,000	1,117,206
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,247,139
Ser. B, 5.25%, 12/01/2011	1,485,000	1,644,162
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,216,020

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	$1,105,000	$1,156,228
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,091,188
Henderson Cnty., NC COP:
Henderson Cnty. Proj., Ser. A, 5.25%, 05/01/2017	1,430,000	1,603,745
Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,763,986
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,641,331
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,113,807
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,265,194
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,326,125
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,397,924
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,830,584
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,398,610
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,757,331
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,059,640
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. A:
5.25%, 08/01/2029	9,340,000	10,291,559
5.25%, 08/01/2030	10,000,000	11,018,800
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,385,225
Winston-Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	1,050,000	1,145,960
Ser. C, 5.25%, 06/01/2015	1,980,000	2,157,863

		110,086,538

MISCELLANEOUS REVENUE 3.3%
Charlotte, NC Storm Water Fee RRB, 5.25%, 06/01/2016	1,525,000	1,688,434
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. &
Mental Hlth. Facs., 5.625%, 06/01/2020	2,030,000	2,204,783
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building
Equity Sooner for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,477,458
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,218,975
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,553,200
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,267,600

		21,410,450

PRE-REFUNDED 4.7%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	4,790,000	5,615,796
North Carolina Eastern Muni. Power Agcy. Power Sys. RB, Ser. A, 5.00%,
01/01/2021	5,000,000	5,575,950
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj., 5.50%,
01/01/2013	13,125,000	14,689,631
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	1,300,000	1,375,953
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,311,722
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,390,201
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,172,730

		31,131,983

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	$ 3,695,000	$4,131,306
Ser. D:
5.50%, 06/01/2020	1,090,000	1,209,638
5.50%, 06/01/2025	3,000,000	3,329,280

		8,670,224

TRANSPORTATION 1.0%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,381
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,461,058

		6,466,439

UTILITY 0.9%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,526,501
Gastonia, NC Util. Sys. RB:
5.00%, 05/01/2015	1,015,000	1,128,954
5.00%, 05/01/2016	1,060,000	1,172,901
5.00%, 05/01/2018	1,020,000	1,119,062

		5,947,418

WATER & SEWER 3.5%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,580,187
Charlotte, NC Water & Sewer Sys. RB:
5.00%, 06/01/2008	1,340,000	1,410,792
5.125%, 06/01/2013	2,000,000	2,188,560
Maury Cnty., TN Indl. Dev. Board Water Facs. RB, Saturn Corp. Proj., FRN, 4.95%,
06/01/2027	6,400,000	6,400,000
Texas Water Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,354,419
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,635,230
Winston-Salem, NC Water & Sewer Sys. RB:
4.80%, 06/01/2013	2,745,000	2,900,175
4.875%, 06/01/2014	3,350,000	3,545,975

		23,015,338

Total Municipal Obligations (cost $583,597,774)		612,083,770

	Shares	Value

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional Municipal Money Market Fund ø ##
(cost $45,817,341)	45,817,341	45,817,341

Total Investments (cost $629,415,115) 100.2%		657,901,111
Other Assets and Liabilities (0.2%)		(1,072,495)

Net Assets 100.0%		$656,828,616

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2005

#   When-issued or delayed delivery security

(n)   Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

•   Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

(h)   Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

+   Security is deemed illiquid and is valued using market quotations when readily available.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

##   All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FRN	Floating Rate Note	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2005:

North Carolina	80.0%
Puerto Rico	5.5%
South Carolina	1.9%
Tennessee	1.0%
Virgin Islands	1.0%
Florida	0.8%
Maryland	0.8%
Oregon	0.5%
Texas	0.5%
California	0.4%
Minnesota	0.3%
Pennsylvania	0.3%
Non-state specific	7.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):

AAA	57.8%
AA	20.9%
A	6.8%
BBB	8.0%
NR	6.5%

100.0%

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

August 31, 2005

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):

Less than 1 year	16.1%
1 to 3 year(s)	16.2%
3 to 5 years	19.0%
5 to 10 years	46.9%
10 to 20 years	1.8%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $583,597,774)	$612,083,770
Investments in affiliates, at value (cost $45,817,341)	45,817,341

Total investments	657,901,111
Receivable for Fund shares sold	394,132
Interest receivable	7,625,972
Prepaid expenses and other assets	8,635

Total assets	665,929,850

Liabilities
Dividends payable	1,945,013
Payable for securities purchased	6,794,173
Payable for Fund shares redeemed	291,881
Advisory fee payable	6,101
Due to other related parties	3,800
Accrued expenses and other liabilities	60,266

Total liabilities	9,101,234

Net assets	$656,828,616

Net assets represented by
Paid-in capital	$630,137,774
Undistributed net investment income	131,345
Accumulated net realized losses on investments	(1,926,499)
Net unrealized gains on investments	28,485,996

Total net assets	$656,828,616

Net assets consists of
Class A	$74,119,357
Class B	11,332,283
Class C	5,577,711
Class I	565,799,265

Total net assets	$656,828,616

Shares outstanding (unlimited number of shares authorized)
Class A	7,098,735
Class B	1,085,413
Class C	534,237
Class I	54,193,397

Net asset value per share
Class A	$10.44
Class A — Offering price (based on sales charge of 4.75%)	$10.96
Class B	$10.44
Class C	$10.44
Class I	$10.44

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$28,766,974
Income from affiliates	815,037

Total investment income	29,582,011

Expenses
Advisory fee	2,753,252
Distribution Plan expenses
Class A	217,264
Class B	127,927
Class C	49,753
Administrative services fee	653,654
Transfer agent fees	64,799
Trustees’ fees and expenses	9,313
Printing and postage expenses	27,664
Custodian and accounting fees	195,614
Registration and filing fees	25,378
Professional fees	48,108
Other	16,129

Total expenses	4,188,855
Less: Expense reductions	(5,933)
Expense reimbursements	(16,073)

Net expenses	4,166,849

Net investment income	25,415,162

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,796,582
Net change in unrealized gains or losses on investments	(5,671,535)

Net realized and unrealized gains or losses on investments	(1,874,953)

Net increase in net assets resulting from operations	$23,540,209

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$25,415,162		$27,029,700
Net realized gains on investments		3,796,582		4,088,659
Net change in unrealized gains or losses
on investments		(5,671,535)		9,305,324

Net increase in net assets resulting
from operations		23,540,209		40,423,683

Distributions to shareholders from
Net investment income
Class A		(2,644,578)		(3,111,705)
Class B		(377,459)		(475,996)
Class C		(146,542)		(138,256)
Class I		(22,331,137)		(23,306,880)

Total distributions to shareholders		(25,499,716)		(27,032,837)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,675,157	17,474,325	2,138,370	22,441,847
Class B	48,075	501,917	113,429	1,181,076
Class C	160,738	1,674,221	194,249	2,024,934
Class I	6,022,397	62,809,321	7,794,437	81,480,856

		82,459,784		107,128,713

Net asset value of shares issued in
reinvestment of distributions
Class A	172,776	1,802,350	183,612	1,917,473
Class B	20,836	217,372	26,163	273,320
Class C	9,156	95,509	9,022	94,205
Class I	33,874	353,380	35,690	372,745

		2,468,611		2,657,743

Automatic conversion of Class B shares
to Class A shares
Class A	160,776	1,679,468	142,892	1,494,887
Class B	(160,776)	(1,679,468)	(142,892)	(1,494,887)

		0		0

Payment for shares redeemed
Class A	(1,788,946)	(18,680,535)	(3,667,434)	(37,992,783)
Class B	(183,841)	(1,920,216)	(289,483)	(3,015,890)
Class C	(100,620)	(1,050,728)	(112,163)	(1,162,931)
Class I	(5,941,674)	(61,962,758)	(9,430,463)	(98,363,228)

		(83,614,237)		(140,534,832)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,314,158		(30,748,376)

Total decrease in net assets		(645,349)		(17,357,530)
Net assets
Beginning of period		657,473,965		674,831,495

End of period	$ 656,828,616		$ 657,473,965

Undistributed net investment income	$ 131,345		$ 160,267

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

24

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$55,632
Accumulated net realized losses on investments	($55,632)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $129 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $15,944.

25

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $5,046 from the sale of Class A shares and $14,103 and $61 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities were $224,652,916 and $221,575,444, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $629,416,668. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,638,363 and $4,153,920, respectively, with a net unrealized appreciation of $28,484,443.

As of August 31, 2005, the Fund had $2,722,382 in capital loss carryovers for federal income tax purposes expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended August 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

26

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Exempt-	Long-term
Interest	Capital	Unrealized	Capital Loss
Income	Gain	Appreciation	Carryovers

$131,345	$797,436	$28,484,443	$2,722,382

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$ 84,349	$ 258,650
Exempt-Interest Income	25,415,367	26,774,187

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

27

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

28

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen North Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen North Carolina Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.67% ..

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567752 rv2 10/2005

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen South Carolina Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

1

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

Average annual return*

1-year with sales charge	-1.20%	-1.96%	2.03%	N/A

1-year w/o sales charge	3.74%	3.02%	3.02%	4.05%

5-year	4.32%	4.25%	4.83%	5.63%

10-year	5.01%	4.75%	5.26%	5.80%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.74% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31%.

The fund seeks current income exempt from federal income tax and South Carolina state income taxes, as is consistent with preservation of capital.

The dominant trend affecting the fixed income markets — including the municipal bond market — during the fiscal year was the flattening of the yield curve. This trend occurred as the yields of shorter-term securities rose while yields of longer-term securities fell. Longer-term securities outperformed shorter-term securities as yields dropped by about 50 basis points (one-half of one percentage point) for the period, while at the same time yields on shorter-term securities rose by about 130 basis points in response to actions of the Federal Reserve (Fed). Chairman Alan Greenspan and the Fed Board raised the influential Fed Funds Rate from 1.50% to 3.50% over the twelve-month period. This flattening of the yield curve resulted in price loss for many shorter-term securities and a gain among longer-term securities.

During the year, the fixed income markets also were impacted by periodic bursts of price volatility brought on by concerns about rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina. As these concerns appeared, the municipal market suffered some abrupt short-term swings in price. This volatility was exacerbated by unpredictable appearances of non-traditional investors, such as hedge funds, trying to take advantage of short-term market trends.

We maintained a strategy consistent with our primary objectives to seek yield, income and price stability rather than total return. As the yield curve flattened, we sold short-term paper and increased our investments in longer-term bonds. We tended to focus on securities with coupons of 5% or higher, as they were liquid and offered competitive income. We generally avoided securities with lower coupons, as they carried more price risk if interest rates were to rise. To guard against the risk of price erosion as interest rates rose, we kept the fund’s duration — a measure of price sensitivity to changes in interest rates — relatively short. We accomplished this by focusing most of the fund’s new investments in bonds that had maturities between 15 and 25 years. This strategy captured most of the yield offered by the curve, but with less price volatility. Duration at the fiscal year ended August 31, 2005 was approximately 4 years and average maturity was approximately 11 years. Average credit quality of the fund was AA.

The state of South Carolina was downgraded from AAA to AA by Standard & Poors, one of the three major credit rating agencies, but the state still maintains its Aaa and AAA ratings from Moody’s and Fitch, respectively. The downgrade had little to no impact on the fund since it held no general obligation debt issued by the state.

Overall, the fund performed well on a risk-adjusted basis. The fund’s holdings of higher-yielding bonds and our decision to sell bonds with maturities of 5 years or less both helped performance. The fund trailed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate term bonds and bonds with shorter calls, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. This left the fund a little more vulnerable as the Fed raised short-term interest rates and the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,018.73	$ 4.38
Class B	$ 1,000.00	$ 1,015.16	$ 8.08
Class C	$ 1,000.00	$ 1,015.16	$ 8.08
Class I	$ 1,000.00	$ 1,020.27	$ 3.00
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.87	$ 4.38
Class B	$ 1,000.00	$ 1,017.19	$ 8.08
Class C	$ 1,000.00	$ 1,017.19	$ 8.08
Class I	$ 1,000.00	$ 1,022.23	$ 3.01

*For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.40	0.38	0.39	0.44	0.45
Net realized and unrealized gains or losses on investments	(0.01)	0.20	(0.14)	0.11	0.46

Total from investment operations	0.39	0.58	0.25	0.55	0.91

Distributions to shareholders from
Net investment income	(0.40)	(0.38)	(0.39)	(0.44)	(0.45)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.43)	(0.40)	(0.40)	(0.44)	(0.45)

Net asset value, end of period	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$10.25

Total return[1]	3.74%	5.67%	2.41%	5.51%	9.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,443	$58,715	$71,653	$59,624	$3,638
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.89%	0.88%	0.86%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.89%	0.88%	0.89%	0.89%
Net investment income (loss)	3.83%	3.61%	3.74%	4.12%	4.50%
Portfolio turnover rate	33%	37%	42%	17%	17%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.32	0.30	0.31	0.36	0.38
Net realized and unrealized gains or losses on investments	(0.01)	0.20	(0.14)	0.11	0.46

Total from investment operations	0.31	0.50	0.17	0.47	0.84

Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.31)	(0.36)	(0.38)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.35)	(0.32)	(0.32)	(0.36)	(0.38)

Net asset value, end of period	$ 10.35	$ 10.39	$ 10.21	$10.36	$10.25

Total return[1]	3.02%	4.93%	1.66%	4.73%	8.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,669	$12,106	$13,077	$8,165	$4,920
Ratios to average net assets
Expenses including waivers/reimbursements | but excluding expense reductions	1.59%	1.60%	1.60%	1.61%	1.64%
Expenses excluding waivers/reimbursements and expense reductions	1.59%	1.60%	1.60%	1.64%	1.64%
Net investment income (loss)	3.11%	2.91%	2.99%	3.49%	3.77%
Portfolio turnover rate	33%	37%	42%	17%	17%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.39	$10.21	$10.36	$ 9.97

Income from investment operations
Net investment income (loss)	0.32	0.30	0.31	0.15
Net realized and unrealized gains or losses on investments	(0.01)	0.20	(0.14)	0.39

Total from investment operations	0.31	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.35)	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$10.35	$10.39	$10.21	$10.36

Total return[2]	3.02%	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,680	$7,061	$7,028	$ 204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.59%	1.59%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.59%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.11%	2.91%	2.96%	3.15%[3]
Portfolio turnover rate	33%	37%	42%	17%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.42	0.41	0.42	0.46	0.48
Net realized and unrealized gains or losses on investments	0	0.20	(0.14)	0.11	0.46

Total from investment operations	0.42	0.61	0.28	0.57	0.94

Distributions to shareholders from
Net investment income	(0.43)	(0.41)	(0.42)	(0.46)	(0.48)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.46)	(0.43)	(0.43)	(0.46)	(0.48)

Net asset value, end of period	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Total return	4.05%	5.98%	2.68%	5.77%	9.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$293,573	$309,708	$328,574	$344,905	$50,292
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.59%	0.60%	0.61%	0.64%
Expenses including waivers/reimbursements and expense reductions	0.59%	0.59%	0.60%	0.64%	0.64%
Net investment income (loss)	4.10%	3.91%	4.01%	4.40%	4.77%
Portfolio turnover rate	33%	37%	42%	17%	17%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 1.3%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$316,020
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,440,960

		4,756,980

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	799,193

CONTINUING CARE RETIREMENT COMMUNITY 0.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	900,000	910,836
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2014	1,130,000	1,161,459

		2,072,295

EDUCATION 12.5%
Citadel Military College, South Carolina RB, 5.125%, 04/01/2017, (Insd. by
AMBAC)	1,245,000	1,286,396
Clemson Univ., South Carolina RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	596,365
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,075,698
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,044,820
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	520,000	530,998
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,081,930
5.875%, 12/01/2015	1,000,000	1,132,730
5.875%, 12/01/2016	9,000,000	10,479,870
5.875%, 12/01/2017	2,000,000	2,328,860
5.875%, 12/01/2018	1,000,000	1,164,430
Lancaster, SC Edl. Assistance Program, Inc. RB, Sch. Dist. Proj., 5.00%,
12/01/2026	6,000,000	6,156,000
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2024	3,000,000	3,152,700
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,326,755
Richland Cnty., SC Sch. Dist. No. 1, 5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,436,016
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,450,072
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,584,130
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,069,028
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,567,703
Ser. A:
5.50%, 06/01/2014	575,000	629,924
5.50%, 06/01/2015	605,000	661,096

		45,755,521

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 9.9%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
Ser. A, FRN, 2.35%, 09/01/2030	$5,000,000	$4,898,250
Piedmont, SC Muni. Power Agcy. RRB, South Carolina Elec., Sub. Ser. B-1, FRN,
2.34%, 01/01/2034, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	8,000,000	8,000,000
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,770,200
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,213,600
South Carolina Pub. Svcs. Auth. RRB:
Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,049,870
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,613,058
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,818,264
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,711,724
Ser. B:
5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,029,020
5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	3,855,889
6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,265,188

		36,225,063

GENERAL OBLIGATION - LOCAL 19.8%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,350,672
6.00%, 03/01/2016	1,325,000	1,489,048
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,385,189
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,065,530
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,243,253
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,739,728
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Department of
Education)	2,200,000	2,369,642
5.375%, 04/01/2015, (Insd. by South Carolina State Department of
Education)	3,010,000	3,242,101
5.375%, 04/01/2016, (Insd. by South Carolina State Department of
Education)	4,500,000	4,846,995
5.375%, 04/01/2017, (Insd. by South Carolina State Department of
Education)	5,000,000	5,385,550
5.375%, 04/01/2018, (Insd. by South Carolina State Department of
Education)	3,705,000	3,990,693
5.375%, 04/01/2019, (Insd. by South Carolina State Department of
Education)	2,500,000	2,692,775
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,768,731
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,232,583
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,867,102
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,311,518
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,249,660

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	$980,000	$1,079,372
5.40%, 04/01/2021	1,120,000	1,235,942
5.50%, 04/01/2025	2,700,000	2,990,925
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,234,379
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,092,450
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	582,030
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,020,000
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,178,100
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,111,800
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	280,500
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Department of Education)	1,665,000	1,792,522
5.75%, 03/01/2014, (Insd. by FSA)	500,000	568,070
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,161,260
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,014,137
5.75%, 03/01/2016	1,000,000	1,107,280
5.75%, 03/01/2017	2,160,000	2,391,725
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,091,260
5.375%, 04/01/2020	1,005,000	1,088,254
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,094,580

		72,345,356

HOSPITAL 12.6%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj., 5.25%,
12/01/2022	1,000,000	1,059,420
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	2,000,000	2,059,160
5.75%, 05/01/2014	1,000,000	1,034,570
Ser. B, 5.60%, 05/01/2010	1,115,000	1,152,386
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,402,493
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,239,332
5.50%, 05/01/2032	4,250,000	4,523,700
6.00%, 11/01/2018	6,650,000	7,464,957
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,021,670
Ser. B, 5.625%, 01/01/2020	1,000,000	1,025,110
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,186,580
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,170,937
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,170,937

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	$1,265,000	$1,325,176
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,542,105
5.50%, 02/01/2011, (Insd. by FSA)	265,000	286,526
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,139,576
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,771,328
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2016	200,000	204,492
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,650,896
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,065,730
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,142,785
5.50%, 04/15/2017, (Insd. by FSA)	500,000	549,330

		46,189,196

HOUSING 1.3%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	75,000	75,194
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	595,000	598,017
6.15%, 07/01/2025, (Insd. by FHA)	595,000	596,987
Runaway Bay Apts. Proj., Ser. A, 6.125%, 12/01/2015	300,000	307,218
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	305,000	316,337
6.35%, 07/01/2025, (Insd. by FHA)	245,000	247,360
6.55%, 07/01/2015	40,000	40,842
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,380,000	1,397,926
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,120,670

		4,700,551

INDUSTRIAL DEVELOPMENT REVENUE 2.1%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	2,000,000	2,128,980
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	771,473
Richland Cnty., SC Env. RRB, International Paper Co. Proj., Ser. A, 6.10%,
04/01/2023	325,000	351,582
South Carolina Jobs EDA IDRB, Plasti Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keycorp)	220,000	220,363
5.70%, 07/01/2009, (LOC: Keycorp)	200,000	200,298
5.80%, 07/01/2010, (LOC: Keycorp)	190,000	190,281
5.90%, 07/01/2011, (LOC: Keycorp)	230,000	230,331
6.25%, 07/01/2017, (LOC: Keycorp)	400,000	400,524
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Corp. Proj., 6.375%,
04/01/2021	3,000,000	3,118,950

		7,612,782

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.0%
Laurens Cnty., SC RB, Sch. Dist. No. 55, 5.25%, 12/01/2030	$ 3,500,000	$3,637,550

MISCELLANEOUS REVENUE 0.1%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	450,000	515,309

PRE-REFUNDED 9.1%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj.,
6.75%, 05/01/2017	400,000	497,484
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,274,937
Columbia, SC Waterworks & Sewer Sys. RB:
6.00%, 02/01/2014	2,000,000	2,231,760
6.00%, 02/01/2015	1,960,000	2,187,125
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018,
(Insd. by AMBAC)	400,000	414,736
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow:
6.00%, 12/01/2020	5,000,000	5,862,000
6.00%, 12/01/2021	550,000	644,820
Laurens Cnty., SC Sch. Dist. No. 55, 5.50%, 03/01/2016	495,000	547,247
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,181,240
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,636,590
6.375%, 08/15/2027	1,500,000	1,773,810
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	787,067
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,830,939
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,265,736
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	644,189
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	349,604
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,342,300

		33,471,584

PUBLIC FACILITIES 1.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009,
(Insd. by MBIA)	3,495,000	3,881,232
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,113,920

		5,995,152

RESOURCE RECOVERY 2.4%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Management, Inc.)	3,000,000	3,070,740
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,176,610
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,612,740
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, FRN, 3.65%, 04/01/2033	1,000,000	1,000,550

		8,860,640

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.4%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	$ 1,000,000	$1,125,080
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	599,789
6.00%, 04/01/2014	500,000	551,390
6.00%, 04/01/2015	1,000,000	1,098,790
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,574,310

		4,949,359

STUDENT LOAN 0.3%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien:
Ser. B, 5.70%, 09/01/2005	1,000,000	1,000,000
Ser. C, 5.875%, 09/01/2007	250,000	252,887

		1,252,887

TOBACCO REVENUE 2.7%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%,
05/15/2022	9,165,000	9,848,617

TRANSPORTATION 4.0%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	2,000,000	2,187,200
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,082,963
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,060,280
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,436,900
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,098,970
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,825,899

		14,692,212

UTILITY 1.1%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,057,000
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,180,024
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,792,743

		4,029,767

WATER & SEWER 14.0%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,805,100
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,899,298
Charleston, SC Waterworks & Sewer RRB:
5.00%, 01/01/2009	1,500,000	1,591,005
5.125%, 01/01/2010	3,700,000	3,992,115
Columbia, SC Waterworks & Sewer Sys. RRB:
5.50%, 02/01/2009	500,000	538,725
5.70%, 02/01/2010	3,970,000	4,381,689
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	822,748
Florence, SC Water & Sewer RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,603,024

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	$4,335,000	$4,794,943
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,183,499
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,203,304
Greenville, SC Waterworks RB, 5.50%, 02/01/2022	2,000,000	2,110,680
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	553,525
Maury Cnty., TN Indl. Dev. Board Water Facs. RB, Saturn Corp. Proj., FRN, 4.95%,
06/01/2027	1,000,000	1,000,000
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,140,951
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,278,075
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,305,125
Western Carolina Regl. Sewer Auth. South Carolina RRB:
5.00%, 03/01/2025, (Insd. by FSA)	5,055,000	5,451,261
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,362,483
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,124,271

		51,141,821

Total Municipal Obligations (cost $335,978,279)		358,851,835

		Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund ø	(cost $3,726,282)	3,726,282	3,726,282

Total Investments (cost $339,704,561) 99.0%			362,578,117
Other Assets and Liabilities 1.0%			3,786,209

Net Assets 100.0%			$366,364,326

ø  Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations		IDA	Industrial Development Authority
ACA	American Credit Association	IDRB	Industrial Development Revenue Bond
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRRB	Single Family Housing Refunding Revenue bond
GO	General Obligation	SPA	Securities Purchase Agreement

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2005

The following table shows the percent of total investments by geographic location as of August 31, 2005:

South Carolina	89.8%
Puerto Rico	1.8%
Virginia	1.4%
District of Columbia	1.2%
Pennsylvania	1.2%
Texas	0.9%
Georgia	0.8%
U.S. Virgin Islands	0.8%
Florida	0.6%
Tennessee	0.3%
Maryland	0.2%
Non-state specific	1.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):

AAA	54.8%
AA	25.8%
A	8.4%
BBB	10.2%
NR	0.8%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):

Less than 1 year	4.9%
1 to 3 year(s)	4.7%
3 to 5 years	9.3%
5 to 10 years	27.6%
10 to 20 years	48.0%
20 to 30 years	5.5%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $335,978,279)	$358,851,835
Investments in affiliates, at value (cost $3,726,282)	3,726,282

Total investments	362,578,117
Cash	6,128
Receivable for Fund shares sold	133,847
Interest receivable	5,000,681
Prepaid expenses and other assets	1,577

Total assets	367,720,350

Liabilities
Dividends payable	1,086,692
Payable for Fund shares redeemed	230,773
Advisory fee payable	3,254
Due to other related parties	1,246
Accrued expenses and other liabilities	34,059

Total liabilities	1,356,024

Net assets	$366,364,326

Net assets represented by
Paid-in capital	$342,944,622
Overdistributed net investment income	(192,965)
Accumulated net realized gains on investments	739,113
Net unrealized gains on investments	22,873,556

Total net assets	$366,364,326

Net assets consists of
Class A	$55,443,293
Class B	10,668,569
Class C	6,679,726
Class I	293,572,738

Total net assets	$366,364,326

Shares outstanding (unlimited number of shares authorized)
Class A	5,354,264
Class B	1,030,360
Class C	645,096
Class I	28,352,187

Net asset value per share
Class A	$10.35
Class A — Offering price (based on sales charge of 4.75%)	$10.87
Class B	$10.35
Class C	$10.35
Class I	$10.35

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$17,391,500
Income from affiliates	51,083

Total investment income	17,442,583

Expenses
Advisory fee	1,559,510
Distribution Plan expenses
Class A	171,140
Class B	118,455
Class C	68,086
Administrative services fee	370,256
Transfer agent fees	48,903
Trustees’ fees and expenses	7,970
Printing and postage expenses	22,021
Custodian and accounting fees	110,371
Registration and filing fees	46,059
Professional fees	27,900
Interest expense	114
Other	9,575

Total expenses	2,560,360
Less: Expense reductions	(5,107)
Expense reimbursements	(12,413)

Net expenses	2,542,840

Net investment income	14,899,743

Net realized and unrealized gains or losses on investments
Net realized gains on investments	952,094
Net change in unrealized gains or losses on investments	(1,436,868)

Net realized and unrealized gains or losses on investments	(484,774)

Net increase in net assets resulting from operations	$14,414,969

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2005		2004

Operations
Net investment income		$14,899,743		$15,533,978
Net realized gains on investments		952,094		1,603,078
Net change in unrealized gains or losses
on investments		(1,436,868)		6,836,598

Net increase in net assets resulting from
operations		14,414,969		23,973,654

Distributions to shareholders from
Net investment income
Class A		(2,180,457)		(2,387,688)
Class B		(369,662)		(382,006)
Class C		(212,642)		(216,415)
Class I		(12,175,927)		(12,582,416)
Net realized gains
Class A		(142,426)		(111,823)
Class B		(29,772)		(20,322)
Class C		(16,557)		(11,601)
Class I		(742,787)		(509,787)

Total distributions to shareholders		(15,870,230)		(16,222,058)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	670,088	6,935,378	799,163	8,276,011
Class B	110,029	1,141,111	122,165	1,271,184
Class C	115,648	1,198,901	189,832	1,969,253
Class I	3,313,036	34,288,413	2,915,903	30,238,415

		43,563,803		41,754,863

Net asset value of shares issued in
reinvestment of distributions
Class A	127,996	1,325,558	143,579	1,490,477
Class B	23,100	239,228	23,941	248,394
Class C	14,747	152,712	13,478	139,733
Class I	67,650	699,596	43,130	448,644

		2,417,094		2,327,248

Automatic conversion of Class B shares
to Class A shares
Class A	22,930	238,182	19,913	206,936
Class B	(22,930)	(238,182)	(19,913)	(206,936)

		0		0

Payment for shares redeemed
Class A	(1,115,228)	(11,544,440)	(2,335,021)	(24,301,992)
Class B	(244,458)	(2,531,831)	(242,905)	(2,492,799)
Class C	(164,588)	(1,705,551)	(212,687)	(2,191,673)
Class I	(4,822,754)	(49,969,714)	(5,360,449)	(55,589,005)

		(65,751,536)		(84,575,469)

Net decrease in net assets resulting from
capital share transactions		(19,770,639)		(40,493,358)

Total decrease in net assets		(21,225,900)		(32,741,762)
Net assets
Beginning of period		387,590,226		420,331,988

End of period	$ 366,364,326		$ 387,590,226

Overdistributed net investment income	$ (192,965)		$ (149,391)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations and market discount. During the year ended August 31, 2005, the following amounts were reclassified:

Overdistributed net investment income	$(4,629)
Accumulated net realized gains on investments	4,629

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $73 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,340.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

23

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $8,712 from the sale of Class A shares and $41,909 and $545 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $120,811,590 and $143,917,010, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $339,900,006. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,686,689 and $8,578, respectively, with a net unrealized appreciation of $22,678,111.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Exempt-Interest	Long-term	Unrealized
Income	Capital Gain	Appreciation

$ 192,965	$ 934,558	$ 22,678,111

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

24

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$175,507	$91,400
Exempt-Interest Income	14,844,185	15,477,125
Long-term Capital Gain	850,538	653,533

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended August 31, 2005, the Fund had average borrowings outstanding of $3,158 at a rate of 3.61% and paid interest of $114.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

25

NOTES TO FINANCIAL STATEMENTS continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen South Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen South Carolina Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $850,538 for the fiscal year ended August 31, 2005.

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.37% ..

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567753 rv 10/2005

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Virginia Municipal Bond Fund, which covers the twelve-month period ended August 31, 2005.

Over the past year, a variety of challenges surfaced for investors in the fixed income markets. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. While the pace of output growth was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet despite this moderating trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic

LETTER TO SHAREHOLDERS continued

cycle, from recovery to expansion. A consequence of this change, though, was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Though Fed Chairman Alan Greenspan had been very transparent in his public statements, market interest rates were quite volatile early on in the investment period. Only after the central bank’s first few rate increases did longer-term yields begin to decline, a process that would continue for much of the past year. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others believed it signaled the end of the expansion. Considering moderating global growth, mild wages, and solid productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. In addition, it was our opinion that the extent of yield curve flattening was due to a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective December 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

Average annual return*

1-year with sales charge	-1.80%	-2.58%	1.38%	N/A

1-year w/o sales charge	3.09%	2.37%	2.37%	3.40%

5-year	4.03%	3.95%	4.54%	5.34%

10-year	4.88%	4.62%	5.14%	5.67%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.09% for the twelve-month period ended August 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (“LBMBI”) returned 5.31%.

The fund seeks current income exempt from federal income tax and Virginia state income taxes, as is consistent with perservation of capital.

The dominant trend affecting the fixed income markets—including the municipal bond market —during the fiscal year was the flattening of the yield curve. This trend occurred as the yields of shorter-term securities rose while yields of longer-term securities fell. Longer-term securities outperformed shorter-term securities as yields on longer-term securities dropped by about 50 basis points (one-half of one percentage point) for the period, while at the same time yields on shorter-term securities rose by about 130 basis points in response to actions of the Federal Reserve (Fed). Chairman Alan Greenspan and the Fed Board raised the influential Fed Funds Rate from 1.50% to 3.50% over the twelve-month period. This flattening of the yield curve resulted in price loss for many shorter-term securities and a gain among longer-term securities.

During the year, the fixed income markets also were impacted by periodic bursts of price volatility brought on by concerns about rising energy prices, a weak dollar, the conflict in Iraq and the effects of Hurricane Katrina. As these concerns appeared, the municipal market suffered some abrupt short-term swings in price. This volatility was exacerbated by unpredictable appearances of non-traditional investors, such as hedge funds, trying to take advantage of short-term market trends.

We maintained a strategy consistent with the fund’s primary objectives to seek yield, income and price stability rather than total return. As the yield curve flattened, we sold short-term paper and increased our investments in longer-term bonds. We tended to focus on securities with coupons of 5% or higher, as they were liquid and offered competitive income. We generally avoided securities with lower coupons, as they carried more price risk if interest rates were to rise. To guard against the risk of price erosion as interest rates rose, we kept the fund’s duration—a measure of price sensitivity to changes in interest rates—relatively short. We accomplished this by focusing most of the fund’s new investments in bonds that had maturities between 15 and 25 years. This strategy captured most of the yield offered by the curve, but with less price volatility. Duration at the end of the fiscal year ended August 31, 2005 was approximately 3.5 years and average maturity was approximately 8 years. Average credit quality of the fund was AA.

Overall, the fund performed well on a risk-adjusted basis. The fund’s holdings of higher-yielding bonds and our decision to sell bonds with maturities of 5 years or less both helped performance. The fund trailed the benchmark LBMBI primarily because longer-maturity bonds are more heavily represented in the index, while we tended to emphasize more intermediate term bonds and bonds with shorter calls, which offer greater price stability, consistent with our strategy to emphasize yield and price stability rather than total return. This left the fund a little more vulnerable as the Fed raised short-term interest rates and the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,017.17	$ 4.53
Class B	$ 1,000.00	$ 1,013.60	$ 8.22
Class C	$ 1,000.00	$ 1,013.60	$ 8.22
Class I	$ 1,000.00	$ 1,018.70	$ 3.15
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,017.04	$ 8.24
Class C	$ 1,000.00	$ 1,017.04	$ 8.24
Class I	$ 1,000.00	$ 1,022.08	$ 3.16

*For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.45	$ 10.31	$10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.41	0.40	0.41	0.45	0.46
Net realized and unrealized gains or losses on investments	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.32	0.54	0.24	0.57	0.87

Distributions to shareholders from
Net investment income	(0.41)	(0.40)	(0.41)	(0.45)	(0.46)

Net asset value, end of period	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Total return[1]	3.09%	5.31%	2.32%	5.67%	9.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$68,171	$71,898	$76,374	$77,477	$55,863
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%	0.92%	0.89%	0.88%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.92%	0.89%	0.89%	0.85%
Net investment income (loss)	3.91%	3.82%	3.92%	4.33%	4.59%
Portfolio turnover rate	23%	23%	26%	19%	20%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.45	$ 10.31	$10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.33	0.33	0.34	0.37	0.39
Net realized and unrealized gains or losses on investments	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.24	0.47	0.17	0.49	0.80

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.34)	(0.37)	(0.39)

Net asset value, end of period	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Total return[1]	2.37%	4.57%	1.58%	4.88%	8.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,173	$21,836	$26,841	$22,293	$17,938
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.62%	1.62%	1.63%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.62%	1.64%	1.60%
Net investment income (loss)	3.19%	3.14%	3.18%	3.58%	3.83%
Portfolio turnover rate	23%	23%	26%	19%	20%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.45	$10.31	$10.48	$10.13

Income from investment operations
Net investment income (loss)	0.33	0.33	0.34	0.16
Net realized and unrealized gains or losses on investments	(0.09)	0.14	(0.17)	0.35

Total from investment operations	0.24	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.36	$10.45	$10.31	$10.48

Total return[2]	2.37%	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,091	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.62%	1.62%	1.63%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.62%	1.64%[3]
Net investment income (loss)	3.19%	3.13%	3.14%	3.10%[3]
Portfolio turnover rate	23%	23%	26%	19%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.45	$ 10.31	$10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.44[2]	0.43	0.44	0.48	0.49
Net realized and unrealized gains or losses on securities	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.35	0.57	0.27	0.60	0.90

Distributions to shareholders from
Net investment income	(0.44)	(0.43)	(0.44)	(0.48)	(0.49)

Net asset value, end of period	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Total return	3.40%	5.62%	2.59%	5.93%	9.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$187,243	$201,136	$209,094	$220,921	$100,114
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.62%	0.62%	0.62%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.62%	0.62%	0.63%	0.61%
Net investment income (loss)	4.19%	4.12%	4.19%	4.56%	4.84%
Portfolio turnover rate	23%	23%	26%	19%	20%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 3.7%
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.50%, 10/01/2012	$750,000	$829,485
5.75%, 10/01/2017	1,860,000	2,065,047
5.75%, 10/01/2018	6,680,000	7,416,403

		10,310,935

COMMUNITY DEVELOPMENT DISTRICT 2.8%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,275,000	6,490,609
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	730,000	773,092
6.625%, 07/01/2025	500,000	532,795

		7,796,496

CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj.,
5.875%, 12/01/2021, (Insd. by GNMA)	500,000	527,750
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	905,000	915,896
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B,
5.00%, 08/01/2028	5,000,000	5,161,350

		6,604,996

EDUCATION 4.3%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,883,052
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,292,204
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	2,550,000	2,974,957
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,366,938
5.125%, 08/01/2011	1,370,000	1,495,218

		12,012,369

ELECTRIC REVENUE 0.7%
Piedmont, SC Muni. Power Agcy. RRB, South Carolina Elec., Sub. Ser. B-1, FRN,
2.48%, 01/01/2034, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	2,000,000	2,000,000

GENERAL OBLIGATION - LOCAL 6.6%
Fairfax Cnty., VA GO, Pub. Impt., Ser. A:
4.50%, 06/01/2010	650,000	678,627
5.125%, 06/01/2014	1,170,000	1,256,896
5.25%, 06/01/2018	2,110,000	2,273,609
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,745,968
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%,
08/01/2016	700,000	724,101
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	847,763
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,061,020
Norfolk, VA GO, Refunding & Capital Impt., 5.00%, 07/01/2010	710,000	752,799

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	$415,000	$440,365
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,232,520
5.50%, 01/15/2017, (Insd. by FSA)	500,000	555,050
Stafford Cnty., VA GO, Refunding, 5.50%, 01/01/2017	1,100,000	1,223,288
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,782,719
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,705,867

		18,280,592

GENERAL OBLIGATION - STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,432,488

HOSPITAL 9.5%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,812,919
5.50%, 07/01/2011	1,410,000	1,549,759
5.50%, 07/01/2015	680,000	738,698
5.50%, 07/01/2017	1,425,000	1,537,190
5.50%, 07/01/2018	1,000,000	1,071,210
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	387,660
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008,
(Insd. by MBIA)	2,360,000	2,580,353
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,080,560
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%,
07/01/2040	2,400,000	2,472,048
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,783,506
5.50%, 07/01/2018	3,670,000	4,023,678
Saint Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Proj., 6.00%,
11/15/2030	1,500,000	1,633,665
Virginia Beach, VA Hosp. RB, Gen. Hosp. Proj., 5.00%, 02/15/2007,
(Insd. by AMBAC)	500,000	514,130
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,324,625

		26,510,001

HOUSING 4.0%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%,
07/01/2006	160,000	160,718
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	1,915,000	2,024,117
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%,
09/01/2016, (Insd. by FHA)	500,000	517,270
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Financial Services Group, Inc. & Insd. by FSA)	500,000	518,575
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026,
(Insd. by FNMA)	640,000	662,349

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	$ 1,000,000	$1,023,720
Ser. C, 7.00%, 07/01/2029	2,165,000	2,110,420
Virginia HDA MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	943,179
Ser. H:
5.55%, 05/01/2015	1,000,000	1,040,850
6.00%, 05/01/2010	500,000	510,735
Ser. I, 5.45%, 05/01/2018	500,000	521,775
Ser. K, 5.90%, 05/01/2011	400,000	409,264
Ser. O, 6.05%, 11/01/2017	500,000	517,510

		10,960,482

INDUSTRIAL DEVELOPMENT REVENUE 2.6%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 2.30%, 03/01/2031	4,000,000	3,919,320
Peninsula Ports Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,246,560
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,036,400

		7,202,280

LEASE 5.3%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,089,290
Mott & Gum Springs Cmnty. Centers, 5.35%, 06/01/2006	250,000	254,430
Front Royal & Warren Cnty., VA IDA RB, Sch. Capital Impt., Ser. B, 5.00%,
04/01/2022	1,000,000	1,073,520
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,119,500
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,251,790
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,496,031
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,245,142
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,611,703
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,165,965
Prince William Cnty., VA IDA Lease RRB, American Type Culture Collection Proj.,
5.25%, 02/01/2018	1,175,000	1,342,367
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA)	500,000	503,000
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%,
10/01/2014	1,540,000	1,554,784

		14,707,522

PRE-REFUNDED 37.4%
Arlington Cnty., VA GO, Pub. Impt., 5.25%, 06/01/2014	1,000,000	1,076,620
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,156,600
Ser. B, 6.50%, 07/01/2024	1,600,000	1,761,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB,
Wallens Ridge Dev. Proj.:
5.50%, 09/01/2015	$1,700,000	$1,734,000
6.00%, 09/01/2007	3,675,000	3,748,500
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,856,995
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,182,090
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,083,180
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,309,824
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,057,836
Chesapeake, VA GO, Pub. Impt., 5.375%, 05/01/2010	3,000,000	3,110,010
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,878,194
5.75%, 01/15/2017	1,000,000	1,104,820
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,842,819
Fairfax Cnty., VA GO, Pub. Impt., Ser. A, 5.00%, 06/01/2012	1,000,000	1,035,990
Fairfax Cnty., VA Water Auth. RB:
5.625%, 07/15/2011	2,605,000	2,719,047
5.625%, 04/01/2017	1,640,000	1,825,386
6.125%, 04/01/2016	1,545,000	1,750,964
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow, 6.00%, 12/01/2020	750,000	879,300
Hampton, VA GO, Pub. Impt.:
5.75%, 02/01/2013	1,360,000	1,527,362
5.75%, 02/01/2016	1,960,000	2,201,198
James City Cnty., VA GO, Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	1,000,000	1,026,820
Loudoun Cnty., VA GO, Pub. Impt., Ser. C:
5.20%, 12/01/2013	1,715,000	1,871,116
5.25%, 12/01/2014	1,000,000	1,093,010
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A,
6.375%, 08/15/2027	1,500,000	1,773,810
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,051,259
Ser. A, 5.625%, 05/01/2015	500,000	561,170
Norfolk, VA GO:
5.25%, 06/01/2011	3,000,000	3,083,730
Capital Impt.:
5.00%, 07/01/2010, (Insd. by FGIC)	290,000	308,134
5.375%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,050,990
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,374,542
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	1,085,000	1,155,644
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	511,630
6.85%, 10/01/2025	1,000,000	1,023,340
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	557,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Roanoke, VA GO, Pub. Impt.:
6.00%, 10/01/2013	$ 1,730,000	$1,949,364
6.00%, 10/01/2014	1,835,000	2,067,678
6.00%, 10/01/2015	1,950,000	2,197,260
6.00%, 10/01/2016	2,070,000	2,332,476
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	260,252
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	781,867
Virginia Cmnwlth. Trans. Board RB, U.S. Route 58 Corridor Dev. Program, Ser. B,
5.50%, 05/15/2015	1,000,000	1,092,830
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,078,240
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	519,565
5.00%, 08/01/2015	500,000	523,840
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	241,600
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,674,774
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,559,310
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.50%, 08/01/2013	3,335,000	3,682,440
5.50%, 08/01/2015	2,000,000	2,208,360
6.00%, 08/01/2011	1,000,000	1,126,760
Ser. B, 5.50%, 08/01/2014	515,000	560,042
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A:
5.50%, 08/01/2015	1,500,000	1,669,095
5.50%, 08/01/2016	500,000	533,195
Ser. B:
5.125%, 08/01/2014	6,345,000	6,600,386
5.50%, 08/01/2011	1,405,000	1,540,344
Virginia Pub. Sch. Auth. RRB, Sch. Fin., Ser. I:
5.00%, 08/01/2012	2,000,000	2,095,360
5.10%, 08/01/2013	4,650,000	4,880,314
5.125%, 08/01/2016	300,000	315,000
Virginia Resource Water & Sewer Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%,
10/01/2025	1,000,000	1,053,350

		103,828,122

PUBLIC FACILITIES 2.6%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,061,290
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%,
02/01/2014	500,000	513,655
Virginia Biotechnology Research Park RB, Consolidated Laboratories Proj., 5.125%,
09/01/2016	1,235,000	1,343,458

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Virginia Pub. Bldg. Auth. Pub. Facs. RRB, Ser. A:
5.00%, 08/01/2009	$ 3,000,000	$3,184,260
6.00%, 08/01/2009	1,000,000	1,105,380

		7,208,043

RESOURCE RECOVERY 1.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	4,015,359

SPECIAL TAX 1.5%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,053,260
5.50%, 10/01/2018	2,000,000	2,099,080
5.50%, 10/01/2022	1,000,000	1,043,630

		4,195,970

TOBACCO REVENUE 2.3%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%,
05/15/2022	2,000,000	2,149,180
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	3,890,000	4,185,834

		6,335,014

TRANSPORTATION 4.3%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	1,000,000	1,093,600
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,730,518
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,106,840
Northern Virginia Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,832,600
Virginia Port Auth. Cmnwlth. Fund RB:
5.50%, 07/01/2018	3,000,000	3,296,010
5.90%, 07/01/2016	750,000	773,850
Washington, DC, Metro. Area Transit Auth. RRB, 6.00%, 07/01/2007,
(Insd. by FGIC)	1,000,000	1,054,910

		11,888,328

WATER & SEWER 6.4%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	394,450
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,381
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,345,580
Henrico Cnty., VA Water & Sewer RB, 5.70%, 05/01/2008	285,000	288,506
Maury Cnty., TN Indl. Dev. Board Sewer Disposal Facs. RB, Saturn Corp Proj., FRN,
5.06%, 09/01/2027	1,500,000	1,500,000
Virginia Beach, VA Water & Sewer RB, 5.75%, 08/01/2016	1,735,000	1,924,757
Virginia Resource Auth. Clean Water RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	744,019
5.50%, 10/01/2015	2,250,000	2,493,157
5.75%, 10/01/2019	180,000	201,550
5.875%, 10/01/2014	1,250,000	1,406,937
6.00%, 10/01/2016	3,965,000	4,485,882

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	$1,290,000	$1,388,182
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,426,598

		17,729,999

Total Municipal Obligations (cost $257,547,835)		273,018,996

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,973,040)	4,973,040	4,973,040

Total Investments (cost $262,520,875) 100.1%		277,992,036
Other Assets and Liabilities (0.1%)		(313,735)

Net Assets 100.0%		$277,678,301

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005

The following table shows the percent of total investments by geographic location as of August 31, 2005:
Virginia	84.8%
District of Columbia	5.6%
South Carolina	2.4%
U.S. Virgin Islands	1.5%
Maryland	1.4%
Puerto Rico	0.7%
Minnesota	0.6%
Tennessee	0.5%
Florida	0.4%
Georgia	0.3%
Non-state specific	1.8%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2005 (unaudited):
AAA	41.6%
AA	37.8%
A	8.3%
BBB	5.8%
NR	6.5%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005 (unaudited):
Less than 1 year	16.8%
1 to 3 year(s)	10.1%
3 to 5 years	20.8%
5 to 10 years	10.6%
10 to 20 years	34.7%
20 to 30 years	6.1%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

Assets
Investments in securities, at value (cost $257,547,835)	$273,018,996
Investments in affiliates, at value (cost $4,973,040)	4,973,040

Total investments	277,992,036
Cash	5,043
Receivable for Fund shares sold	262,663
Interest receivable	3,262,879
Prepaid expenses and other assets	12,050

Total assets	281,534,671

Liabilities
Dividends payable	763,794
Payable for securities purchased	2,972,423
Payable for Fund shares redeemed	68,321
Advisory fee payable	1,978
Due to other related parties	898
Accrued expenses and other liabilities	48,956

Total liabilities	3,856,370

Net assets	$277,678,301

Net assets represented by
Paid-in capital	$264,454,934
Overdistributed net investment income	(221,224)
Accumulated net realized losses on investments	(2,026,570)
Net unrealized gains on investments	15,471,161

Total net assets	$277,678,301

Net assets consists of
Class A	$68,170,897
Class B	19,173,051
Class C	3,091,209
Class I	187,243,144

Total net assets	$277,678,301

Shares outstanding (unlimited number of shares authorized)
Class A	6,581,096
Class B	1,851,043
Class C	298,421
Class I	18,077,034

Net asset value per share
Class A	$10.36
Class A — Offering price (based on sales charge of 4.75%)	$10.88
Class B	$10.36
Class C	$10.36
Class I	$10.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended August 31, 2005

Investment income
Interest	$13,722,002
Income from affiliates	59,082

Total investment income	13,781,084

Expenses
Advisory fee	1,204,805
Distribution Plan expenses
Class A	204,956
Class B	206,166
Class C	37,768
Administrative services fee	286,043
Transfer agent fees	84,260
Trustees’ fees and expenses	7,321
Printing and postage expenses	27,069
Custodian and accounting fees	86,248
Registration and filing fees	42,470
Professional fees	26,399
Other	8,344

Total expenses	2,221,849
Less: Expense reductions	(3,004)
Expense reimbursements	(14,869)

Net expenses	2,203,976

Net investment income	11,577,108

Net realized and unrealized gains or losses on investments
Net realized gains on investments	231,527
Net change in unrealized gains or losses on investments	(2,774,400)

Net realized and unrealized gains or losses on investments	(2,542,873)

Net increase in net assets resulting from operations	$9,034,235

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2005		2004

Operations
Net investment income		$11,577,108		$12,285,995
Net realized gains on investments		231,527		724,340
Net change in unrealized gains or losses
on investments		(2,774,400)		3,611,141

Net increase in net assets resulting
from operations		9,034,235		16,621,476

Distributions to shareholders from
Net investment income
Class A		(2,675,212)		(2,818,455)
Class B		(662,402)		(781,162)
Class C		(121,360)		(155,891)
Class I		(8,176,210)		(8,561,552)

Total distributions to shareholders		(11,635,184)		(12,317,060)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	706,019	7,317,452	866,969	9,079,990
Class B	78,493	816,390	162,630	1,699,225
Class C	7,063	73,566	89,416	934,609
Class I	2,148,818	22,333,445	2,741,761	28,649,527

		30,540,853		40,363,351

Net asset value of shares issued in
reinvestment of distributions
Class A	169,376	1,759,820	179,288	1,873,144
Class B	44,037	457,546	51,752	540,835
Class C	5,698	59,201	8,408	87,925
Class I	13,550	140,817	19,478	203,828

		2,417,384		2,705,732

Automatic conversion of Class B shares
to Class A shares
Class A	66,603	692,284	68,849	710,548
Class B	(66,603)	(692,284)	(68,849)	(710,548)

		0		0

Payment for shares redeemed
Class A	(1,239,420)	(12,895,540)	(1,646,260)	(17,156,511)
Class B	(293,921)	(3,054,656)	(660,524)	(6,851,878)
Class C	(99,005)	(1,026,429)	(205,955)	(2,126,655)
Class I	(3,328,497)	(34,592,549)	(3,804,316)	(39,736,878)

		(51,569,174)		(65,871,922)

Net decrease in net assets resulting
from capital share transactions		(18,610,937)		(22,802,839)

Total decrease in net assets		(21,211,886)		(18,498,423)
Net assets
Beginning of period		298,890,187		317,388,610

End of period	$ 277,678,301		$ 298,890,187

Overdistributed net investment income		$(221,224)		$(163,148)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

NOTES TO FINANCIAL STATEMENTS continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2005, EIMC reimbursed other expenses in the amount of $57 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,812.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2005, EIS received $6,541 from the sale of Class A shares and $45,733 and $68 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $64,120,614 and $82,037,516, respectively, for the year ended August 31, 2005.

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $262,553,785. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,504,211 and $65,960, respectively, with a net unrealized appreciation of $15,438,251.

As of August 31, 2005, the Fund had $1,993,660 in capital loss carryovers for federal income tax purposes with $1,895,098 expiring in 2009, $45,710 expiring in 2011 and $52,852 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 221,224	$ 15,438,251	$ 1,993,660

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2005	2004

Ordinary Income	$ 51,905	$ 67,237
Exempt-Interest Income	11,583,279	12,249,823

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

NOTES TO FINANCIAL STATEMENTS continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided

NOTES TO FINANCIAL STATEMENTS continued

non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Virginia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Virginia Municipal Bond Fund as of August 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 21, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.55%.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567754 rv2 10/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 8 series of the Registrant’s annual financial statements for the fiscal years ended August 31, 2005 and August 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$188,420	$141,620
fees
Audit-related fees	0	0

Audit and audit-related fees	188,420	141,620
Tax fees (1)	4,800	4,500
All other fees	0	0

Total fees	$193,220	$146,120

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 7, 2005

By: ________________________
Kasey Phillips,
Principal Financial Officer

Date: November 7, 2005